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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Report to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

September 30, 2020

Baron Funds®

Baron Investment Funds Trust

Annual Financial Report

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Baron Funds (“Baron”) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Baron website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Baron or your financial intermediary electronically by contacting your financial intermediary or going to icsdelivery.com/baronfunds.

You may elect to receive all future reports in paper free of charge. You can inform Baron or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions included on the envelope or slip inserted with this disclosure. Your election to receive reports in paper will apply to all funds held with Baron or your financial intermediary.

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the “Funds”) for the year ended September 30, 2020. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer November 23, 2020	Linda S. Martinson Chairman, President and Chief Operating Officer November 23, 2020	Peggy Wong Treasurer and Chief Financial Officer November 23, 2020

This Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, and Baron FinTech Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Legal Notices” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	September 30, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2020
	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	23.22%	17.82%	17.35%	15.19%	11.99%
Baron Asset Fund — Institutional Shares[1,2,4]	23.53%	18.13%	17.66%	15.50%	12.09%
Baron Asset Fund — R6 Shares[1,2,4]	23.55%	18.13%	17.66%	15.50%	12.09%
Russell Midcap Growth Index[1]	23.23%	16.23%	15.53%	14.55%	10.54%	[3]
S&P 500 Index[1]	15.15%	12.28%	14.15%	13.74%	9.92%

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to September 30, 2020.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2020 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2020

Percent of Net Assets
IDEXX Laboratories, Inc.	6.7%
Verisk Analytics, Inc.	4.1%
Gartner, Inc.	3.8%
Mettler-Toledo International, Inc.	3.8%
ANSYS, Inc.	3.7%
CoStar Group, Inc.	3.5%
West Pharmaceutical Services, Inc.	3.2%
Guidewire Software, Inc.	2.9%
SBA Communications Corp.	2.8%
Ceridian HCM Holding Inc.	2.6%

37.1%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2020, Baron Asset Fund1 increased 23.22%, while the Russell Midcap Growth Index rose 23.23% and the S&P 500 Index rose 15.15%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

The past 12 month period was tumultuous for U.S. equities, marked by an unprecedented black swan event — the COVID-19 pandemic — that sent the market into freefall before staging a remarkable recovery. After reaching all-time highs in mid-February, stocks fell sharply through the end of March as the global economy shut down in an effort to contain the virus. Just as quickly, the markets recovered, buoyed by massive fiscal and monetary support, strength from big tech and other companies that benefited from the pandemic-driven acceleration in digitization, and later in the period, encouraging employment results, corporate earnings and guidance that surprised on the upside, improving consumer confidence, and advances in the development of therapeutics and a vaccine.

Health Care, Information Technology, and Industrials investments contributed the most in the period. Consumer Discretionary holdings detracted.

Veterinary diagnostics leader IDEXX Laboratories, Inc. was the top contributor. Veterinary visits exhibited a “V” shaped recovery after the initial pandemic-related slowdown, with visits growing at double-digit rates. IDEXX’s competitive trends are outstanding, and we expect new proprietary innovations and field sales force expansion to be meaningful contributors to growth.

The top detractor was specialty insurance company Arch Capital Group Ltd. While the property & casualty insurance segments are improving, economic headwinds in the mortgage business pressured shares. Lender forbearance and high unemployment are resulting in higher mortgage delinquencies, which hurt earnings due to Arch’s provision for credit losses even if these delinquencies do not ultimately result in cash losses. We continue to own the stock due to Arch’s strong management team and underwriting discipline.

We are still facing major uncertainties ahead. The course of the pandemic, corporate earnings, fiscal stimulus - any of these could result in significant volatility in the short term. However, we have no intention of shifting away from our time-tested strategy of investing for the long term in businesses that we believe will benefit from secular growth trends, sustainable competitive advantages, and exceptional management teams. We view the last year as a testament to this approach. Considering the unprecedented and unexpected effects of the pandemic on the economy and our lives, the market’s recovery of all its losses and then some is an outstanding outcome. The patient investor has been rewarded for staying calm during the storm.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	September 30, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2020
	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	19.08%	16.25%	15.29%	14.22%	13.33%
Baron Growth Fund — Institutional Shares[1,2,3]	19.38%	16.54%	15.58%	14.51%	13.46%
Baron Growth Fund — R6 Shares[1,2,3]	19.38%	16.55%	15.58%	14.52%	13.46%
Russell 2000 Growth Index[1]	15.71%	8.18%	11.42%	12.34%	8.04%
S&P 500 Index[1]	15.15%	12.28%	14.15%	13.74%	10.14%

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2020 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2020

Percent of Total Investments
MSCI, Inc.	8.5%
CoStar Group, Inc.	7.5%
ANSYS, Inc.	6.2%
Penn National Gaming, Inc.	6.2%
Vail Resorts, Inc.	6.0%
FactSet Research Systems, Inc.	5.6%
IDEXX Laboratories, Inc.	4.8%
Arch Capital Group Ltd.	3.7%
Choice Hotels International, Inc.	3.5%
Iridium Communications Inc.	3.1%

55.1%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2020†

(as a percentage of total investments)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2020, Baron Growth Fund1 increased 19.08%, while the Russell 2000 Growth Index increased 15.71% and the S&P 500 Index increased 15.15%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

The past 12 month period was tumultuous for U.S. equities, marked by an unprecedented black swan event — the COVID-19 pandemic — that sent the market into freefall before staging a remarkable recovery. After reaching all-time highs in mid-February, stocks fell sharply through the end of March as the global economy shut down in an effort to contain the virus. Just as quickly, the markets recovered, buoyed by massive fiscal and monetary support, strength from big tech and other companies that benefited from the pandemic-driven acceleration in digitization, and later in the period, encouraging employment results, corporate earnings and guidance that surprised on the upside, improving consumer confidence, and advances in the development of therapeutics and a vaccine.

Health Care, Financials, and Information Technology holdings contributed the most. Investments within Real Estate and Consumer Staples detracted.

MSCI, Inc., a leading provider of investment decision support tools, was the top contributor. Solid earnings during the pandemic demonstrated that it could win new business in a remote working environment. Management is also taking a proactive stance towards managing costs. The company owns strong franchises and, in our view, remains well positioned to benefit from a number of prominent tailwinds in the investment community.

The top detractor was specialty insurance company Arch Capital Group Ltd. While the property & casualty insurance segments are improving, economic headwinds in the mortgage business pressured shares. Lender forbearance and high unemployment are resulting in higher mortgage delinquencies, which hurt earnings due to Arch’s provision for credit losses even if these delinquencies do not ultimately result in cash losses. We continue to own the stock due to Arch’s strong management team and underwriting discipline.

We still face major questions regarding the course of the pandemic, progress on a vaccine, corporate earnings, and fiscal stimulus, any of which could result in significant volatility in the short term. That said, the markets can take some comfort in the Federal Reserve having reduced borrowing costs to near zero and stating that it does not anticipate raising rates for years.

We look at the past 12 months as a testament to our active, long-term approach to investing. Considering the unprecedented and unexpected impact of the pandemic on the economy and our lives, the market’s recovery of all its losses and then some is an outstanding outcome. The patient investor has been rewarded for staying calm during the storm.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	September 30, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2020
	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	30.60%	16.09%	16.68%	13.81%	10.70%
Baron Small Cap Fund — Institutional Shares[1,2,3]	30.96%	16.40%	16.99%	14.11%	10.84%
Baron Small Cap Fund — R6 Shares[1,2,3]	30.97%	16.41%	16.99%	14.10%	10.84%
Russell 2000 Growth Index[1]	15.71%	8.18%	11.42%	12.34%	6.31%
S&P 500 Index[1]	15.15%	12.28%	14.15%	13.74%	7.68%

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2020 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2020

Percent of Net Assets
Installed Building Products, Inc.	3.8%
Floor & Decor Holdings, Inc.	2.9%
Guidewire Software, Inc.	2.9%
Gartner, Inc.	2.8%
The Trade Desk	2.8%
SBA Communications Corp.	2.8%
Clarivate Plc	2.8%
SiteOne Landscape Supply, Inc.	2.7%
Vertiv Holdings, LLC	2.7%
ICON Plc	2.6%

28.8%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2020, Baron Small Cap Fund1 increased 30.60%, while the Russell 2000 Growth Index increased 15.71% and the S&P 500 Index increased 15.15%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

The past 12 month period was tumultuous for U.S. equities, marked by an unprecedented black swan event — the COVID-19 pandemic — that sent the market into freefall before staging a remarkable recovery. After reaching all-time highs in mid-February, stocks fell sharply through the end of March as the global economy shut down in an effort to contain the virus. Just as quickly, the markets recovered, buoyed by massive fiscal and monetary support, strength from big tech and other companies that benefited from the pandemic-driven acceleration in digitization, and later in the period, encouraging employment results, corporate earnings and guidance that surprised on the upside, improving consumer confidence, and advances in the development of therapeutics and a vaccine.

Holdings in Health Care, Information Technology, and Industrials contributed the most. Materials, Consumer Staples, and Communication Services investments detracted slightly.

Leading telehealth provider Teladoc Health, Inc. was the top contributor after shares soared due to the COVID-19 outbreak. Telehealth is perfectly suited as an initial patient touchpoint in a time of social distancing and concerns of overwhelming the health care system. Call volumes have spiked, reimbursement for telehealth has been widely expanded, and restrictions on MD cross-state licensure have been lifted to expand the pool of available doctors. We believe the crisis has accelerated the adoption and cemented the use of telehealth.

The top detractor was WEX Inc., which provides fuel cards and payment services that enable businesses to manage employee spending. Shares fell due to pandemic-related headwinds, including lower fuel prices, fuel volumes, and travel purchase volumes. Recent trends are showing gradual improvement and we believe the company is well positioned to succeed once the pandemic passes.

The market remains strong. Business is good; very good for companies benefiting from the pandemic-driven acceleration in digitization. Interest rates are low, which is good for stock valuations and the attractiveness of stocks versus bonds and other alternatives. It seems like a matter of time until therapeutics and vaccines are available. There are some significant concerns, including a rise in COVID-19 cases as we enter the fall, and whether we will see additional fiscal stimulus. Stock multiples are also extended.

We maintain our approach of investing for the long term in special, well-run, small — growth companies that we believe are reasonably valued, have great futures, and will offer strong compounding returns over time. We do not spend time trying to figure out the rest; we don’t think anyone can reliably or consistently do so.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	September 30, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2020
	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	75.25%	35.15%	27.36%	17.80%	9.59%
Baron Opportunity Fund — Institutional Shares[1,2,3]	75.82%	35.52%	27.69%	18.12%	9.75%
Baron Opportunity Fund — R6 Shares[1,2,3]	75.71%	35.52%	27.71%	18.13%	9.76%
Russell 3000 Growth Index[1]	36.12%	20.73%	19.51%	16.91%	6.04%
S&P 500 Index[1]	15.15%	12.28%	14.15%	13.74%	6.53%

†

The Fund’s 3-, 5-, and 10-year historical performance was impacted by gains from IPOs and/or secondary offerings, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2031, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2020 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2020

Percent of Net Assets
Microsoft Corporation	7.6%
Amazon.com, Inc.	6.9%
Tesla, Inc.	3.7%
Alphabet Inc.	3.7%
Facebook, Inc.	3.0%
ZoomInfo Technologies Inc.	2.6%
Alibaba Group Holding Limited	2.6%
RingCentral, Inc.	2.3%
Snowflake Inc.	2.2%
argenx SE	1.9%

36.5%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2020, Baron Opportunity Fund1 increased 75.25%, while the Russell 3000 Growth Index increased 36.12% and the S&P 500 Index increased 15.15%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high growth businesses of any market capitalization, selected for their capital appreciation potential.

The past 12 month period was tumultuous for U.S. equities, marked by an unprecedented black swan event — the COVID-19 pandemic — that sent the market into freefall before staging a remarkable recovery. After reaching all-time highs in mid-February, stocks fell sharply through the end of March as the global economy shut down in an effort to contain the virus. Just as quickly, the markets recovered, buoyed by massive fiscal and monetary support, strength from big tech and other companies that benefited from the pandemic-driven acceleration in digitization, and later in the period, encouraging employment results, corporate earnings and guidance that surprised on the upside, improving consumer confidence, and advances in the development of therapeutics and a vaccine.

Information Technology, Consumer Discretionary, and Health Care investments contributed the most. There were no meaningful detracting sectors in the period.

Tesla, Inc., which makes electric vehicles, solar products, and energy storage solutions, contributed the most. Despite COVID-19 disruptions, shares rose more than 800% in the period on strong results, including robust demand trends, market share growth, and improved gross margins, cost controls, and cash generation, leading to increased revenue and free cash flow. Tesla’s China factory project is moving ahead of schedule, and investors are anticipating the new Model Y will positively impact Tesla’s P&L.

Sage Therapeutics, Inc., a biopharmaceutical company developing drugs for central nervous system disorders, detracted the most. Shares fell after reports of a setback in developing a drug to treat major depressive disorder that called into question the magnitude of treatment effects. Simultaneously, a competitor released more compelling data in the same indication. We exited our position.

This is a time of significant unknowns. However, we don’t have to answer the unanswerable to deliver strong investment returns. Rather, we are focusing our research, analysis, and investment decisions, as we always do, on what we can know and what matters. This means identifying the durable secular growth trends we believe will drive economic growth regardless of short-term economic cycles or stock market gyrations as well as the companies with sustainable competitive advantages, profitable business models, and long-term-oriented managers driving or riding those trends. We establish and monitor short- and long-term price targets for all our holdings and target companies using internal projections of revenues, earnings, and free cash flow and appropriate multiples, and we buy or add to our stakes in these companies at prices where we believe we can deliver substantial returns.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	September 30, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2020
	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	49.56%	25.93%	23.21%	17.95%	11.34%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	49.93%	26.25%	23.52%	18.25%	11.54%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	49.92%	26.25%	23.54%	18.26%	11.54%
Russell 1000 Growth Index[1]	37.53%	21.67%	20.10%	17.25%	11.46%
S&P 500 Index[1]	15.15%	12.28%	14.15%	13.74%	9.23%

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2031, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2020 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2020

Percent of Net Assets
Amazon.com, Inc.	10.0%
Veeva Systems Inc.	5.0%
Alibaba Group Holding Limited	4.9%
Mastercard Incorporated	4.1%
Intuitive Surgical, Inc.	3.6%
Facebook, Inc.	3.4%
Twilio Inc.	3.4%
Alphabet Inc.	3.2%
Visa, Inc.	3.0%
ServiceNow, Inc.	3.0%

43.6%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2020, Baron Fifth Avenue Growth Fund1 increased 49.56%, while the Russell 1000 Growth Index increased 37.53% and the S&P 500 Index increased 15.15%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages and the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

The past 12 month period was tumultuous for U.S. equities, marked by an unprecedented black swan event — the COVID-19 pandemic — that sent the market into freefall before staging a remarkable recovery. After reaching all-time highs in mid-February, stocks fell sharply through the end of March as the global economy shut down in an effort to contain the virus. Just as quickly, the markets recovered, buoyed by massive fiscal and monetary support, strength from big tech and other companies that benefited from the pandemic-driven acceleration in digitization, and later in the period, encouraging employment results, corporate earnings and guidance that surprised on the upside, improving consumer confidence, and advances in the development of therapeutics and a vaccine.

Information Technology, Consumer Discretionary, and Health Care holdings contributed the most. There were no meaningful detracting sectors in the period.

Amazon.com, Inc., the world’s largest retailer and cloud services provider, was the top contributor as the company benefited from investments in logistics and distribution to meet pandemic-related demand. While e-commerce penetration is rising rapidly and Amazon continues to grow its addressable market by entering new verticals, we believe the more material driver of growth is Amazon Web Services, the leader in the vast and growing cloud infrastructure market.

Sage Therapeutics, Inc., a biopharmaceutical company developing drugs for central nervous system disorders, was the top detractor. Shares fell after reports of a setback in developing a drug to treat major depressive disorder that called into question the magnitude of treatment effects. Simultaneously, a competitor released more compelling data in the same indication. We exited our position.

The short term remains highly uncertain with an unusually wide range of possible outcomes, including the course of the pandemic, the trade war with China, and whether we are headed for inflation or deflation. On the other hand, the markets should benefit from a prolonged low interest rate environment, massive government stimulus, and accelerating digital transformation, which is also benefiting many of our holdings. Our goal remains to maximize long-term returns without taking significant risks of a permanent loss of capital. We are optimistic about the prospects of our investments and continue searching for new ideas while remaining patient and investing only when we believe companies are trading significantly below their intrinsic values.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	September 30, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2020
	One Year	Three Years	Five Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	45.33%	20.12%	22.86%	17.63%
Baron Discovery Fund — Institutional Shares[1,2]	45.77%	20.42%	23.18%	17.92%
Baron Discovery Fund — R6 Shares[1,2,3]	45.77%	20.43%	23.18%	17.92%
Russell 2000 Growth Index[1]	15.71%	8.18%	11.42%	9.22%
S&P 500 Index[1]	15.15%	12.28%	14.15%	12.68%

†

The Fund’s 3- and 5-year historical performance was impacted by gains from IPOs and/or secondary offerings, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2031, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

September 30, 2020 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2020

Percent of Net Assets
Kinsale Capital Group, Inc.	3.5%
Endava plc	3.0%
Floor & Decor Holdings, Inc.	2.8%
Silk Road Medical, Inc.	2.6%
SiteOne Landscape Supply, Inc.	2.4%
UTZ Brands, Inc.	2.4%
Emergent BioSolutions Inc.	2.3%
CareDx, Inc.	2.2%
TPI Composites, Inc.	2.2%
Advanced Energy Industries, Inc.	2.0%

25.4%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2020, Baron Discovery Fund1 increased 45.33%, while the Russell 2000 Growth Index increased 15.71% and the S&P 500 Index increased 15.15%.

Baron Discovery Fund invests primarily in small-sized U.S. companies which at time of purchase have market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger.

The past 12 month period was tumultuous for U.S. equities, marked by an unprecedented black swan event — the COVID-19 pandemic — that sent the market into freefall before staging a remarkable recovery. After reaching all-time highs in mid-February, stocks fell sharply through the end of March as the global economy shut down in an effort to contain the virus. Just as quickly, the markets recovered, buoyed by massive fiscal and monetary support, strength from big tech and other companies that benefited from the pandemic-driven acceleration in digitization, and later in the period, encouraging employment results, corporate earnings and guidance that surprised on the upside, improving consumer confidence, and advances in the development of therapeutics and a vaccine.

Information Technology, Health Care, and Consumer Discretionary investments contributed the most. Real Estate holdings detracted in the period.

Emergent BioSolutions Inc., a pharmaceutical company that provides vaccines and post-exposure treatments for extreme pathogens, was the top contributor. Emergent has been awarded numerous contracts from major drug companies and the U.S. government to help develop and ultimately provide volume production of COVID-19 vaccines. We believe Emergent will benefit for years from COVID-19 programs and will grow other development and product revenue as well.

TherapeuticsMD, Inc. detracted the most. TherapeuticsMD is a pharmaceutical company focused on the hormone replacement therapy market with three FDA-approved drugs in the launch process. Shares declined on hampered launch efforts due to the pandemic, resulting in unmet goals for the year. We believe the company is well capitalized after an equity raise in October 2019 and shares are drastically undervalued as the health crisis is merely delaying product launches.

We are still grappling with major questions regarding the course of the pandemic, progress on a vaccine, corporate earnings, fiscal stimulus, and the path to economic recovery, any of which could result in significant volatility in the short term. Over the longer term, we remain encouraged by the fundamental prospects of our portfolio investments. We try not to be sidetracked by the macro “noise” and instead focus our energies on managing our existing investments and finding new ones. We continue to find high-quality, fast growing small companies with significant stock appreciation potential.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund (Unaudited)	September 30, 2020

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2020
	One Year	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	23.10%	14.58%
Baron Durable Advantage Fund — Institutional Shares[1,2]	23.34%	14.84%
Baron Durable Advantage Fund — R6 Shares[1,2]	23.34%	14.84%
S&P 500 Index[1]	15.15%	10.84%

[1]

The index is unmanaged. The index performance is not Fund performance; one cannot invest directly into an index. The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2031, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

September 30, 2020 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2020

Percent of Net Assets
Microsoft Corporation	5.8%
Adobe Inc.	5.0%
Danaher Corporation	5.0%
S&P Global Inc.	4.9%
Moody’s Corporation	4.8%
AstraZeneca PLC	4.5%
Facebook, Inc.	4.4%
Thermo Fisher Scientific Inc.	4.3%
Accenture plc	3.8%
Alphabet Inc.	3.8%

46.3%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2020†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended September 30, 2020, Baron Durable Advantage Fund1 increased 23.10% while the S&P 500 Index increased 15.15%.

Baron Durable Advantage Fund invests primarily in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The

Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

The past 12 month period was tumultuous for U.S. equities, marked by an unprecedented black swan event — the COVID-19 pandemic — that sent the market into freefall before staging a remarkable recovery. After reaching all-time highs in mid-February, stocks fell sharply through the end of March as the global economy shut down in an effort to contain the virus. Just as quickly, the markets recovered, buoyed by massive fiscal and monetary support, strength from big tech and other companies that benefited from the pandemic-driven acceleration in digitization, and later in the period, encouraging employment results, corporate earnings and guidance that surprised on the upside, improving consumer confidence, and advances in the development of therapeutics and a vaccine.

Information Technology, Health Care, and Financials investments contributed the most. Consumer Staples and Consumer Discretionary holdings detracted slightly.

Adobe Inc. was the top contributor. Adobe is a leading cloud-based software company that caters to the digital media market and the digital experience market. Shares appreciated as the business showed resilience during the pandemic while benefiting from accelerating digitization trends. We believe Adobe’s robust growth is driven by some of the strongest technological shifts today, including digitization, increasing demand for a personalized customer experience, the transition to mobile, and the widespread adoption of video.

Global entertainment company The Walt Disney Company was the top detractor. Shares declined due the pandemic’s negative impact on Disney’s theme parks and video content production. We believe weakness in the cable and linear television network industry will continue to pressure profitability and have exited the stock.

We believe the short term remains highly uncertain with an unusually wide range of possible outcomes, including the course of the pandemic, the trade war with China, and whether we are headed for inflation or deflation. On the other hand, the markets should benefit from a prolonged low interest rate environment, massive government stimulus, and accelerating digital transformation that is benefiting many of our holdings.

We believe investing in great businesses at attractive valuations will enable us to earn excess risk-adjusted returns over the long term. We look for companies with strong and durable competitive advantages, proven track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is regularly returned to shareholders as dividends or share repurchases. We are optimistic about the prospects of the companies we own while continuing to search for new ideas and opportunities.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	September 30, 2020

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (99.43%)
Communication Services (5.59%)
	Cable & Satellite (1.18%)
425,000	Liberty Broadband Corporation, Cl C1	$32,000,688	$60,719,750

	Interactive Media & Services (4.41%)
507,000	Pinterest, Inc., Cl A1	19,679,729	21,045,570
1,287,965	Zillow Group, Inc., Cl C1	44,039,787	130,844,364
1,755,709	ZoomInfo Technologies Inc., Cl A1	44,675,584	75,477,930

		108,395,100	227,367,864

Total Communication Services		140,395,788	288,087,614

Consumer Discretionary (5.29%)
	Education Services (0.59%)
200,000	Bright Horizons Family Solutions, Inc.[1]	22,917,264	30,408,000

	Hotels, Resorts & Cruise Lines (1.49%)
556,442	Choice Hotels International, Inc.	5,979,508	47,831,755
543,233	Hyatt Hotels Corp., Cl A	16,817,762	28,992,345

		22,797,270	76,824,100

	Internet & Direct Marketing Retail (0.66%)
19,759	Booking Holdings, Inc.[1]	3,141,066	33,801,326

	Leisure Facilities (2.55%)
613,538	Vail Resorts, Inc.	11,879,547	131,278,726

Total Consumer Discretionary		60,735,147	272,312,152

Financials (10.52%)
	Asset Management & Custody Banks (0.72%)
287,514	T. Rowe Price Group, Inc.	9,128,544	36,865,045

	Financial Exchanges & Data (5.42%)
375,725	FactSet Research Systems, Inc.	20,179,925	125,822,788
257,267	MarketAxess Holdings, Inc.	31,487,484	123,897,215
30,000	MSCI, Inc.	7,783,774	10,703,400
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	18,918,962

		71,429,896	279,342,365

	Insurance Brokers (1.17%)
287,421	Willis Towers Watson plc[2]	35,361,900	60,019,253

	Investment Banking & Brokerage (1.28%)
1,825,936	The Charles Schwab Corp.	1,609,714	66,153,661

	Property & Casualty Insurance (1.25%)
2,203,444	Arch Capital Group Ltd.[1,2]	7,933,936	64,450,737

	Regional Banks (0.68%)
320,421	First Republic Bank	8,284,701	34,945,114

Total Financials		133,748,691	541,776,175

Shares		Cost	Value
Common Stocks (continued)
Health Care (25.76%)
	Biotechnology (0.26%)
121,925	Acceleron Pharma, Inc.[1]	$11,278,063	$13,720,220

	Health Care Equipment (9.33%)
178,000	DexCom, Inc.[1]	57,208,055	73,376,940
871,630	IDEXX Laboratories, Inc.[1]	16,108,652	342,646,469
189,644	Teleflex, Inc.	37,305,542	64,558,611

		110,622,249	480,582,020
	Health Care Supplies (4.60%)
215,418	The Cooper Companies, Inc.	36,713,299	72,621,716
598,404	West Pharmaceutical Services, Inc.	26,107,582	164,501,260

		62,820,881	237,122,976
	Health Care Technology (3.03%)
482,356	GoodRx Holdings, Inc., Cl A1	19,937,189	26,818,994
459,386	Veeva Systems, Inc., Cl A1	27,115,596	129,174,749

		47,052,785	155,993,743

	Life Sciences Tools & Services (8.54%)
100,682	10X Genomics, Inc., Cl A1	3,926,598	12,553,032
399,986	Bio-Techne Corporation	39,595,545	99,088,532
336,000	Guardant Health, Inc.[1,4]	29,804,184	37,558,080
302,552	Illumina, Inc.[1]	13,002,071	93,512,772
204,117	Mettler-Toledo International, Inc.[1]	12,355,287	197,125,992

		98,683,685	439,838,408

Total Health Care		330,457,663	1,327,257,367

Industrials (17.46%)
	Aerospace & Defense (0.57%)
525,082	BWX Technologies, Inc.	25,602,548	29,567,367

	Agricultural & Farm Machinery (0.78%)
475,045	The Toro Co.	29,117,085	39,880,028

	Environmental & Facilities Services (1.15%)
1,095,612	Rollins, Inc.	24,597,483	59,371,214

	Industrial Conglomerates (2.09%)
272,192	Roper Technologies, Inc.	31,306,147	107,545,781

	Industrial Machinery (1.47%)
415,760	IDEX Corporation	30,257,930	75,838,782

	Research & Consulting Services (11.40%)
2,230,474	Clarivate Analytics Plc[1,2]	35,903,681	69,122,389
215,493	CoStar Group, Inc.[1]	42,162,593	182,847,966
1,468,500	TransUnion	79,691,638	123,544,905
1,141,206	Verisk Analytics, Inc.	28,928,852	211,476,884

		186,686,764	586,992,144

Total Industrials		327,567,957	899,195,316

16	See Notes to Financial Statements.

September 30, 2020	Baron Asset Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (continued)
Information Technology (28.76%)
	Application Software (14.03%)
586,856	ANSYS, Inc.[1]	$23,572,715	$192,036,889
395,300	Aspen Technology, Inc.[1]	40,628,908	50,041,027
1,636,093	Ceridian HCM Holding, Inc.[1]	64,026,866	135,223,086
88,000	Fair Isaac Corp.[1]	33,912,009	37,433,440
1,421,809	Guidewire Software, Inc.[1]	77,473,157	148,252,024
227,000	RingCentral, Inc., Cl A1	49,126,314	62,336,470
901,076	SS&C Technologies Holdings, Inc.	24,609,363	54,533,120
83,000	The Trade Desk, Inc., Cl A1	16,471,978	43,058,740

		329,821,310	722,914,796

	Data Processing & Outsourced Services (2.96%)
684,217	Fidelity National Information Services, Inc.	40,047,298	100,723,584
217,448	FleetCor Technologies, Inc.[1]	12,816,767	51,774,369

		52,864,065	152,497,953

	Electronic Components (0.95%)
450,000	Amphenol Corp., Cl A	42,881,684	48,721,500

	Internet Services & Infrastructure (6.03%)
680,000	GDS Holdings Limited, ADR[1,2]	40,586,224	55,644,400
622,103	Verisign, Inc.[1]	29,622,021	127,437,800
500,000	Wix.com Ltd.[1,2]	46,031,911	127,425,000

		116,240,156	310,507,200

	IT Consulting & Other Services (3.84%)
1,584,323	Gartner, Inc.[1]	39,586,888	197,961,159

	Technology Distributors (0.95%)
407,363	CDW Corp.	27,215,415	48,692,099

Total Information Technology		608,609,518	1,481,294,707

Real Estate (6.05%)
	Real Estate Services (0.71%)
779,323	CBRE Group, Inc., Cl A1	8,759,602	36,604,801

	Specialized REITs (5.34%)
210,000	Alexandria Real Estate Equities, Inc.[4]	31,840,521	33,600,000
127,416	Equinix, Inc.	10,066,062	96,852,724
454,856	SBA Communications Corp.	12,147,989	144,862,539

		54,054,572	275,315,263

Total Real Estate		62,814,174	311,920,064

Total Common Stocks		1,664,328,938	5,121,843,395

Shares		Cost	Value
Private Preferred Stocks (0.45%)
Industrials (0.45%)
	Aerospace & Defense (0.45%)
96,298	Space Exploration Technologies Corp., Series N1,3,4,6	$26,000,460	$23,258,856

Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
7,056,223	Windy City Investments Holdings, L.L.C.[1,3,4,6]	0	182,756

Principal Amount
Short Term Investments (0.15%)
$7,484,511	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $7,484,511; (Fully collateralized by $7,632,600 U.S. Treasury Note, 0.125% due 5/31/2022; Market value - $7,634,292)[5]	7,484,511	7,484,511

Total Investments (100.03%)		$1,697,813,909	5,152,769,518

Liabilities Less Cash and Other Assets (-0.03%)			(1,466,252)

Net Assets			$5,151,303,266

Retail Shares (Equivalent to $99.64 per share based on 25,075,585 shares outstanding)			$2,498,633,125

Institutional Shares (Equivalent to $104.08 per share based on 24,070,878 shares outstanding)			$2,505,397,916

R6 Shares (Equivalent to $104.07 per share based on 1,415,174 shares outstanding)			$147,272,225

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2020, the market value of restricted and fair valued securities amounted to $23,441,612 or 0.45% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	September 30, 2020

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (99.71%)
Communication Services (3.96%)
	Alternative Carriers (3.09%)
8,850,000	Iridium Communications, Inc.[1,4]	$55,682,061	$226,383,000

	Movies & Entertainment (0.87%)
4,357,021	Manchester United plc, Cl A2	60,618,434	63,351,085

Total Communication Services		116,300,495	289,734,085

Consumer Discretionary (20.79%)
	Casinos & Gaming (6.80%)
440,000	Boyd Gaming Corporation	11,056,072	13,503,600
6,250,000	Penn National Gaming, Inc.[1]	87,682,608	454,375,000
1,700,000	Red Rock Resorts, Inc., Cl A	31,740,306	29,070,000

		130,478,986	496,948,600

	Education Services (2.91%)
1,400,000	Bright Horizons Family Solutions, Inc.[1]	44,395,570	212,856,000

	Hotels, Resorts & Cruise Lines (5.11%)
3,000,000	Choice Hotels International, Inc.[4]	72,782,127	257,880,000
1,275,000	Marriott Vacations Worldwide Corp.	68,234,818	115,782,750

		141,016,945	373,662,750

	Leisure Facilities (5.97%)
2,040,000	Vail Resorts, Inc.[4]	58,372,047	436,498,800

Total Consumer Discretionary		374,263,548	1,519,966,150

Financials (28.88%)
	Asset Management & Custody Banks (2.22%)
2,050,000	The Carlyle Group, Inc.	42,792,636	50,573,500
2,000,000	Cohen & Steers, Inc.	47,157,830	111,480,000

		89,950,466	162,053,500

	Financial Exchanges & Data (16.54%)
1,220,000	FactSet Research Systems, Inc.	60,987,181	408,553,600
1,100,000	Morningstar, Inc.	23,159,632	176,671,000
1,750,000	MSCI, Inc.	33,121,488	624,365,000

		117,268,301	1,209,589,600

	Investment Banking & Brokerage (0.73%)
450,000	Houlihan Lokey, Inc.	19,625,874	26,572,500
760,000	Moelis & Co., Cl A	16,518,301	26,706,400

		36,144,175	53,278,900

	Life & Health Insurance (2.79%)
1,800,000	Primerica, Inc.	38,302,962	203,652,000

	Property & Casualty Insurance (6.34%)
9,350,000	Arch Capital Group Ltd.[1,2]	29,289,591	273,487,500
1,000,000	Kinsale Capital Group, Inc.	35,007,763	190,180,000

		64,297,354	463,667,500

	Thrifts & Mortgage Finance (0.26%)
520,000	Essent Group Ltd.[2]	14,300,210	19,245,200

Total Financials		360,263,468	2,111,486,700

Shares		Cost	Value
Common Stocks (continued)
Health Care (13.50%)
	Biotechnology (0.33%)
678,051	Denali Therapeutics, Inc.[1]	$12,825,338	$24,294,568

	Health Care Equipment (4.84%)
900,000	IDEXX Laboratories, Inc.[1]	13,085,528	353,799,000

	Health Care Supplies (2.59%)
573,717	Neogen Corp.[1]	13,141,411	44,893,355
525,000	West Pharmaceutical Services, Inc.	17,892,374	144,322,500

		31,033,785	189,215,855

	Health Care Technology (0.91%)
744,612	American Well Corp.[1]	16,462,724	22,070,299
932,121	Schrödinger, Inc.[1]	13,870,880	44,285,069

		30,333,604	66,355,368

	Life Sciences Tools & Services (4.49%)
432,655	Adaptive Biotechnologies Corporation[1]	14,268,834	21,040,013
850,000	Bio-Techne Corporation	44,923,357	210,570,500
100,000	Mettler-Toledo International, Inc.[1]	4,577,488	96,575,000

		63,769,679	328,185,513

	Pharmaceuticals (0.34%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	18,422,044	24,867,885

Total Health Care		169,469,978	986,718,189

Industrials (10.42%)
	Building Products (2.40%)
2,450,000	Trex Company, Inc.[1]	22,212,760	175,420,000

	Environmental & Facilities Services (0.19%)
1,220,102	BrightView Holdings, Inc.[1]	15,117,285	13,909,163

	Industrial Machinery (0.29%)
4,275,000	Marel hf (Netherlands)[2,6]	18,281,671	20,741,711

	Research & Consulting Services (7.54%)
650,000	CoStar Group, Inc.[1]	27,358,651	551,531,500

Total Industrials		82,970,367	761,602,374

Information Technology (16.28%)
	Application Software (12.24%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	30,435,500
1,390,000	ANSYS, Inc.[1]	32,581,828	454,849,700
1,025,000	Guidewire Software, Inc.[1]	31,789,103	106,876,750
1,000,000	Pegasystems, Inc.	13,997,009	121,040,000
3,000,000	SS&C Technologies Holdings, Inc.	23,341,436	181,560,000

		113,039,395	894,761,950

	Electronic Components (0.27%)
110,000	Littelfuse, Inc.	11,860,664	19,507,400

	Internet Services & Infrastructure (1.04%)
300,000	Wix.com Ltd.[1,2]	18,156,068	76,455,000

	IT Consulting & Other Services (2.73%)
1,600,000	Gartner, Inc.[1]	22,491,963	199,920,000

Total Information Technology		165,548,090	1,190,644,350

18	See Notes to Financial Statements.

September 30, 2020	Baron Growth Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (continued)
Real Estate (5.81%)
	Diversified REITs (0.13%)
400,000	American Assets Trust, Inc.	$7,315,207	$9,636,000

	Office REITs (1.29%)
3,750,000	Douglas Emmett, Inc.	42,194,754	94,125,000

	Specialized REITs (4.39%)
750,000	Alexandria Real Estate Equities, Inc.[5]	26,366,340	120,000,000
5,440,000	Gaming and Leisure Properties, Inc.	116,477,854	200,899,200

		142,844,194	320,899,200

Total Real Estate		192,354,155	424,660,200

Special Purpose Acquisition Company (0.07%)
500,000	Yucaipa Acquisition Corp.[1]	5,000,000	5,100,000

Total Common Stocks		1,466,170,101	7,289,912,048

Private Convertible Preferred Stocks (0.37%)
Industrials (0.12%)
	Electrical Components & Equipment (0.12%)
59,407,006	Northvolt AB, Series E (Sweden)[2,3,5,7]	9,374,989	8,377,635

Materials (0.25%)
	Fertilizers & Agricultural Chemicals (0.14%)
341,838	Farmers Business Network, Inc., Series F1,3,5,7	11,300,002	10,197,028

	Specialty Chemicals (0.11%)
1,256,332	Zymergen, Inc., Series D1,3,5,7	9,350,000	8,153,595

Total Materials		20,650,002	18,350,623

Total Private Convertible Preferred Stocks		30,024,991	26,728,258

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	$0	$61,517

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Hotels, Resorts & Cruise Lines (0.00%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,5,6]	0	285,684

Total Investments (100.08%)		$1,496,195,092	7,316,987,507

Liabilities Less Cash and Other Assets (-0.08%)			(5,522,954)

Net Assets			$7,311,464,553

Retail Shares (Equivalent to $90.65 per share based on 27,968,571 shares outstanding)			$2,535,263,962

Institutional Shares (Equivalent to $94.15 per share based on 48,945,815 shares outstanding)			$4,608,365,200

R6 Shares (Equivalent to $94.16 per share based on 1,782,377 shares outstanding)			$167,835,391

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2020, the market value of restricted and fair valued securities amounted to $26,789,775 or 0.37% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	September 30, 2020

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (97.76%)
Communication Services (4.02%)
	Cable & Satellite (1.90%)
100,000	Liberty Broadband Corporation, Cl A1	$404,824	$14,181,000
260,000	Liberty Broadband Corporation, Cl C1	1,017,091	37,146,200
1,000,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	2,168,308	33,080,000

		3,590,223	84,407,200

	Movies & Entertainment (2.12%)
1,250,000	Liberty Media Corporation-Liberty Formula One, Cl C1	22,521,105	45,337,500
225,000	Madison Square Garden Entertainment Corp.[1]	3,552,159	15,410,250
225,000	The Madison Square Garden Sports Corp.[1]	8,416,556	33,858,000

		34,489,820	94,605,750

Total Communication Services		38,080,043	179,012,950

Consumer Discretionary (17.54%)
	Casinos & Gaming (3.95%)
1,000,000	DraftKings, Inc., Cl A1	12,833,717	58,840,000
1,200,000	Penn National Gaming, Inc.[1]	21,405,754	87,240,000
1,750,000	Red Rock Resorts, Inc., Cl A	33,900,258	29,925,000

		68,139,729	176,005,000

	Education Services (2.47%)
725,000	Bright Horizons Family Solutions, Inc.[1]	22,479,147	110,229,000

	General Merchandise Stores (1.37%)
700,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	44,445,126	61,145,000

	Home Improvement Retail (2.94%)
1,750,000	Floor & Decor Holdings, Inc., Cl A1	66,363,188	130,900,000

	Homebuilding (3.83%)
1,675,000	Installed Building Products, Inc.[1,3]	96,796,123	170,431,250

	Hotels, Resorts & Cruise Lines (0.33%)
2,250,000	OneSpaWorld Holdings Ltd.[2,4]	24,000,000	14,625,000

	Internet & Direct Marketing Retail (0.70%)
225,000	Fiverr International Ltd.[1,2]	17,219,820	31,270,500

	Leisure Facilities (1.11%)
800,000	Planet Fitness, Inc., Cl A1	28,416,505	49,296,000

	Restaurants (0.84%)
1,350,000	The Cheesecake Factory, Inc.	32,577,367	37,449,000

Total Consumer Discretionary		400,437,005	781,350,750

Consumer Staples (2.02%)
	Packaged Foods & Meats (2.02%)
4,100,000	UTZ Brands, Inc. (formerly, Collier Creek Holdings, Cl A)[3]	66,994,000	73,390,000
2,000,000	Whole Earth Brands, Inc.[1,3]	20,000,000	16,680,000

Total Consumer Staples		86,994,000	90,070,000

Shares		Cost	Value
Common Stocks (continued)
Financials (4.27%)
	Insurance Brokers (1.47%)
2,625,000	BRP Group, Inc., Cl A1	$37,308,435	$65,388,750

	Investment Banking & Brokerage (1.42%)
625,000	Houlihan Lokey, Inc.	28,909,333	36,906,250
750,000	Moelis & Co., Cl A	13,108,375	26,355,000

		42,017,708	63,261,250

	Property & Casualty Insurance (1.38%)
325,000	Kinsale Capital Group, Inc.	42,779,282	61,808,500

Total Financials		122,105,425	190,458,500

Health Care (17.66%)
	Health Care Equipment (7.91%)
950,000	Axonics Modulation Technologies, Inc.[1]	33,317,821	48,488,000
175,000	Cantel Medical Corp.	7,131,669	7,689,500
215,000	DexCom, Inc.[1]	2,852,007	88,629,450
235,000	IDEXX Laboratories, Inc.[1]	3,417,396	92,380,850
320,000	Inspire Medical Systems, Inc.[1,4]	16,558,159	41,296,000
1,100,000	Silk Road Medical, Inc.[1,4]	45,930,627	73,931,000

		109,207,679	352,414,800

	Health Care Technology (1.85%)
375,000	Teladoc Health, Inc.[1]	11,463,114	82,215,000

	Life Sciences Tools & Services (5.81%)
250,000	Guardant Health, Inc.[1,4]	4,953,266	27,945,000
600,000	ICON plc[1,2]	16,994,341	114,654,000
60,000	Mettler-Toledo International, Inc.[1]	2,924,783	57,945,000
575,000	PRA Health Sciences, Inc.[1]	10,350,000	58,328,000

		35,222,390	258,872,000

	Managed Health Care (1.15%)
1,000,000	HealthEquity, Inc.[1]	23,274,522	51,370,000

	Pharmaceuticals (0.94%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,5]	28,027,985	41,579,808

Total Health Care		207,195,690	786,451,608

Industrials (20.61%)
	Aerospace & Defense (4.09%)
2,350,000	Kratos Defense & Security Solutions, Inc.[1]	35,335,984	45,308,000
1,000,000	Mercury Systems, Inc.[1]	25,872,953	77,460,000
125,000	TransDigm Group, Inc.[1]	0	59,390,000

		61,208,937	182,158,000

	Building Products (2.14%)
1,090,609	AZEK Co., Inc.[1]	25,084,007	37,964,100
800,000	Trex Company, Inc.[1]	30,505,505	57,280,000

		55,589,512	95,244,100

	Electrical Components & Equipment (2.72%)
7,000,000	Vertiv Holdings Co.	69,871,612	121,240,000

	Environmental & Facilities Services (1.82%)
780,000	Waste Connections, Inc.[2]	34,060,000	80,964,000

	Human Resource & Employment Services (2.28%)
1,600,000	ASGN, Inc.[1]	36,344,971	101,696,000

20	See Notes to Financial Statements.

September 30, 2020	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Industrial Machinery (2.04%)
725,000	John Bean Technologies Corp.	$62,999,777	$66,620,250
200,000	RBC Bearings, Incorporated[1]	12,713,721	24,242,000

		75,713,498	90,862,250

	Research & Consulting Services (2.78%)
4,000,000	Clarivate Plc[1,2]	44,078,833	123,960,000

	Trading Companies & Distributors (2.74%)
1,000,000	SiteOne Landscape Supply, Inc.[1]	26,904,431	121,950,000

Total Industrials		403,771,794	918,074,350

Information Technology (23.22%)
	Application Software (10.41%)
950,000	Altair Engineering, Inc., Cl A1	15,372,487	39,881,000
800,000	Aspen Technology, Inc.[1]	29,983,938	101,272,000
850,000	Ceridian HCM Holding, Inc.[1]	23,711,721	70,252,500
1,225,000	Guidewire Software, Inc.[1]	31,269,359	127,730,750
240,000	The Trade Desk, Inc., Cl A1	8,520,000	124,507,200

		108,857,505	463,643,450

	Data Processing & Outsourced Services (4.31%)
750,000	Nuvei Corp. (Canada)[1,2]	20,780,312	31,665,000
3,777,115	Repay Holdings Corporation [1,3]	33,000,000	88,762,203
405,170	Shift4 Payments, Inc., Cl A1	9,677,975	19,594,021
375,000	WEX, Inc.[1]	15,715,807	52,113,750

		79,174,094	192,134,974

	Electronic Equipment & Instruments (1.76%)
1,200,000	Cognex Corp.	9,420,069	78,120,000

	Internet Services & Infrastructure (2.15%)
375,000	Wix.com Ltd.[1,2]	19,718,193	95,568,750

	IT Consulting & Other Services (4.30%)
800,000	Endava plc, ADR[1,2]	25,722,265	50,520,000
1,000,000	Gartner, Inc.[1]	14,988,362	124,950,000
2,100,000	Grid Dynamics Holdings, Inc.[1]	21,637,915	16,233,000

		62,348,542	191,703,000

	Systems Software (0.29%)
345,591	Jamf Holding Corp.[1,4]	8,985,366	12,997,677

Total Information Technology		288,503,769	1,034,167,851

Materials (2.66%)
	Construction Materials (0.32%)
850,000	Summit Materials, Inc., Cl A1	14,665,372	14,059,000

	Metal & Glass Containers (0.87%)
800,000	Berry Global Group, Inc.[1]	12,652,146	38,656,000

	Specialty Chemicals (1.47%)
1,800,000	Avient Corp. (formerly, PolyOne Corp.)	57,479,445	47,628,000
100,000	Quaker Chemical Corp.	15,148,385	17,971,000

		72,627,830	65,599,000

Total Materials		99,945,348	118,314,000

Real Estate (5.18%)
	Specialized REITs (5.18%)
2,800,000	Americold Realty Trust[4]	63,378,545	100,100,000
180,400	Gaming and Leisure Properties, Inc.	1,772,922	6,662,172
390,000	SBA Communications Corp.	1,571,136	124,207,200

Total Real Estate		66,722,603	230,969,372

Shares		Cost	Value
Common Stocks (continued)
Special Purpose Acquisition Company (0.58%)
2,500,000	FinTech Acquisition Corp. III, Cl A1,3	$25,977,682	$25,775,000

Total Common Stocks		1,739,733,359	4,354,644,381

Warrants (0.05%)
Consumer Discretionary (0.02%)
	Hotels, Resorts & Cruise Lines (0.02%)
260,850	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,4,5]	0	772,116

Consumer Staples (0.03%)
	Packaged Foods & Meats (0.03%)
1,403,600	Whole Earth Brands, Inc., Exp 6/25/2025[1,3]	0	1,333,420

Total Warrants		0	2,105,536

Principal Amount
Short Term Investments (2.26%)
$100,618,247	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $100,618,247; (Fully collateralized by $102,607,900 U.S. Treasury Note, 0.125% due 5/31/2022; Market value - $102,630,645)[5]	100,618,247	100,618,247

Total Investments (100.07%)		$1,840,351,606	4,457,368,164

Liabilities Less Cash and Other Assets (-0.07%)			(2,943,217)

Net Assets			$4,454,424,947

Retail Shares (Equivalent to $35.06 per share based on 43,103,703 shares outstanding)			$1,511,310,221

Institutional Shares (Equivalent to $36.86 per share based on 73,916,535 shares outstanding)			$2,724,586,507

R6 Shares (Equivalent to $36.85 per share based on 5,930,373 shares outstanding)			$218,528,219

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 10 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	September 30, 2020

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (92.63%)
Communication Services (18.05%)
	Integrated Telecommunication Services (0.82%)
145,260	Cellnex Telecom, S.A., 144A (Spain)[2,5]	$9,209,560	$8,817,661

	Interactive Home Entertainment (2.04%)
90,000	Electronic Arts, Inc.[1]	9,606,565	11,736,900
62,500	Take-Two Interactive Software, Inc.[1]	7,289,993	10,326,250

		16,896,558	22,063,150

	Interactive Media & Services (13.89%)
26,850	Alphabet, Inc., Cl C1	28,585,920	39,458,760
123,200	Facebook, Inc., Cl A1	27,428,488	32,266,080
415,000	Pinterest, Inc., Cl A1	12,323,349	17,226,650
573,000	Snap, Inc., Cl A1	9,113,415	14,961,030
179,803	Zillow Group, Inc., Cl C1	9,988,832	18,266,187
648,369	ZoomInfo Technologies Inc., Cl A1	20,057,390	27,873,383

		107,497,394	150,052,090

	Movies & Entertainment (1.30%)
122,614	Manchester United plc, Cl A2	1,867,993	1,782,807
24,425	Netflix, Inc.[1]	3,966,732	12,213,233

		5,834,725	13,996,040

Total Communication Services		139,438,237	194,928,941

Consumer Discretionary (18.07%)
	Automobile Manufacturers (3.69%)
93,000	Tesla, Inc.[1]	4,249,507	39,897,930

	Automotive Retail (1.43%)
298,416	Vroom, Inc.[1]	6,565,152	15,451,980

	Education Services (0.50%)
133,236	Arco Platform Limited, Cl A1,2	3,907,402	5,441,358

	Home Furnishings (1.21%)
525,000	Purple Innovation, Inc.[1]	11,061,987	13,051,500

	Homebuilding (0.89%)
94,000	Installed Building Products, Inc.[1]	5,732,792	9,564,500

	Internet & Direct Marketing Retail (10.35%)
94,000	Alibaba Group Holding Limited, ADR[1,2]	15,033,051	27,634,120
23,775	Amazon.com, Inc.[1]	28,080,356	74,861,056
8,529	MercadoLibre, Inc.[1]	4,838,488	9,232,472

		47,951,895	111,727,648

Total Consumer Discretionary		79,468,735	195,134,916

Financials (0.47%)
	Financial Exchanges & Data (0.47%)
10,600	MarketAxess Holdings, Inc.	1,129,414	5,104,854

Health Care (14.38%)
	Biotechnology (6.70%)
153,279	Acceleron Pharma, Inc.[1]	8,671,127	17,248,486
80,202	argenx SE, ADR[1,2]	4,004,410	21,054,629
310,600	Arrowhead Pharmaceuticals, Inc.[1]	9,387,667	13,374,436
43,700	Neurocrine Biosciences, Inc.[1]	3,891,557	4,202,192
152,917	PTC Therapeutics, Inc.[1]	7,597,277	7,148,869
34,300	Vertex Pharmaceuticals Incorporated[1]	5,744,507	9,333,716

		39,296,545	72,362,328

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Health Care Equipment (2.51%)
71,100	Edwards Lifesciences Corp.[1]	$2,388,655	$5,675,202
14,935	Intuitive Surgical, Inc.[1]	5,315,217	10,596,980
143,000	Shockwave Medical, Inc.[1]	7,156,673	10,839,400

		14,860,545	27,111,582

	Health Care Technology (1.15%)
43,642	GoodRx Holdings, Inc., Cl A1	1,440,186	2,426,495
106,374	Schrödinger, Inc.[1]	1,808,358	5,053,829
17,800	Veeva Systems, Inc., Cl A1	2,595,016	5,005,182

		5,843,560	12,485,506

	Life Sciences Tools & Services (4.02%)
50,419	10X Genomics, Inc., Cl A1	3,006,785	6,286,241
237,500	CareDx, Inc.[1,3]	7,559,617	9,010,750
64,837	Guardant Health, Inc.[1,3]	4,970,280	7,247,480
21,715	Illumina, Inc.[1]	2,606,193	6,711,672
1,434,685	Pacific Biosciences of California, Inc.[1]	7,305,060	14,160,341

		25,447,935	43,416,484

Total Health Care		85,448,585	155,375,900

Industrials (2.74%)
	Aerospace & Defense (1.15%)
642,969	Kratos Defense & Security Solutions, Inc.[1]	10,282,148	12,396,442

	Research & Consulting Services (1.59%)
20,233	CoStar Group, Inc.[1]	2,448,383	17,167,903

Total Industrials		12,730,531	29,564,345

Information Technology (35.42%)
	Application Software (12.74%)
29,900	Adobe, Inc.[1]	5,847,190	14,663,857
15,475	ANSYS, Inc.[1]	1,193,443	5,063,884
44,500	Avalara, Inc.[1]	5,804,336	5,666,630
142,170	Ceridian HCM Holding, Inc.[1]	6,051,197	11,750,350
180,100	Guidewire Software, Inc.[1]	6,427,968	18,779,027
88,900	RingCentral, Inc., Cl A1	15,450,443	24,412,829
45,480	salesforce.com, Inc.[1]	4,888,666	11,430,034
24,300	ServiceNow, Inc.[1,3]	2,036,994	11,785,500
91,800	Splunk, Inc.[1]	11,912,747	17,270,334
16,700	The Trade Desk, Inc., Cl A1	596,118	8,663,626
17,207	Zoom Video Communications, Inc., Cl A1	1,087,315	8,089,183

		61,296,417	137,575,254

	Data Processing & Outsourced Services (4.45%)
3,000	Adyen N.V., 144A (Netherlands)[1,2,5]	2,422,754	5,533,449
33,100	MasterCard Incorporated, Cl A	2,713,455	11,193,427
91,500	PayPal Holdings, Inc.[1]	11,531,377	18,028,245
19,000	Square, Inc., Cl A1	2,441,570	3,088,450
51,300	Visa, Inc., Cl A	4,019,237	10,258,461

		23,128,393	48,102,032

	Internet Services & Infrastructure (3.44%)
188,677	GDS Holdings Limited, ADR[1,2]	8,207,733	15,439,439
525,000	NEXTDC Limited (Australia)[1,2,5]	2,455,361	4,658,907
67,043	Wix.com Ltd.[1,2]	3,803,923	17,085,908

		14,467,017	37,184,254

22	See Notes to Financial Statements.

September 30, 2020	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (2.41%)
207,368	Endava plc, ADR [1,2]	$7,055,069	$13,095,289
103,187	Gartner, Inc.[1]	2,655,572	12,893,216

		9,710,641	25,988,505

	Semiconductors (1.53%)
30,600	NVIDIA Corp.	6,428,289	16,561,332

	Systems Software (10.85%)
85,723	Crowdstrike Holdings, Inc., Cl A1	4,145,058	11,771,483
388,800	Microsoft Corp.	54,115,132	81,776,304
94,208	Snowflake, Inc., Cl A1,3	11,304,960	23,646,208

		69,565,150	117,193,995

Total Information Technology		184,595,907	382,605,372

Real Estate (3.05%)
	Industrial REITs (0.91%)
213,985	Rexford Industrial Realty, Inc.	8,578,420	9,791,954

	Specialized REITs (2.14%)
32,000	Alexandria Real Estate Equities, Inc.[3]	4,492,589	5,120,000
200,500	Americold Realty Trust[3]	6,278,261	7,167,875
14,225	Equinix, Inc.	2,122,124	10,812,849

		12,892,974	23,100,724

Total Real Estate		21,471,394	32,892,678

Special Purpose Acquisition Company (0.45%)
397,990	Dragoneer Growth Opportunities Corp.[1]	3,979,900	4,875,378

Total Common Stocks		528,262,703	1,000,482,384

Private Convertible Preferred Stocks (1.34%)
Consumer Discretionary (0.73%)
	Automobile Manufacturers (0.73%)
484,183	Rivian Automotive, Inc., Series E1,3,4,6	7,499,995	7,892,183

Materials (0.61%)
	Fertilizers & Agricultural Chemicals (0.61%)
219,321	Farmers Business Network, Inc., Series F1,3,4,6	7,250,007	6,542,346

Total Private Convertible Preferred Stocks		14,750,002	14,434,529

Private Preferred Stocks (0.41%)
Industrials (0.41%)
	Aerospace/Defense (0.41%)
18,519	Space Exploration Technologies Corp., Cl N1,3,4,6	5,000,130	4,472,894

Principal Amount		Cost	Value
Short Term Investments (5.69%)
$61,519,992	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $61,519,992; (Fully collateralized by $62,736,500 U.S. Treasury Note, 0.125% due 5/31/2022; Market value - $62,750,407)[5]	$61,519,992	$61,519,992

Total Investments (100.07%)		$609,532,827	1,080,909,799

Liabilities Less Cash and Other Assets (-0.07%)			(779,167)

Net Assets			$1,080,130,632

Retail Shares (Equivalent to $35.11 per share based on 18,369,311 shares outstanding)			$644,918,331

Institutional Shares (Equivalent to $36.79 per share based on 11,131,637 shares outstanding)			$409,496,964

R6 Shares (Equivalent to $36.82 per share based on 698,324 shares outstanding)			$25,715,337

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At September 30, 2020, the market value of restricted and fair valued securities amounted to $18,907,423 or 1.75% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $14,351,110 or 1.33% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	September 30, 2020

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (89.69%)
Communication Services (8.65%)
	Interactive Media & Services (8.65%)
1,948	Alphabet, Inc., Cl A1	$280,365	$2,854,989
10,283	Alphabet, Inc., Cl C1	4,420,382	15,111,897
71,917	Facebook, Inc., Cl A1	4,324,107	18,835,062
271,819	ZoomInfo Technologies Inc., Cl A1	8,126,215	11,685,499

Total Communication Services		17,151,069	48,487,447

Consumer Discretionary (17.04%)
	Internet & Direct Marketing Retail (17.04%)
92,830	Alibaba Group Holding Limited, ADR[1,2]	7,959,441	27,290,163
17,716	Amazon.com, Inc.[1]	3,748,327	55,782,901
11,492	MercadoLibre, Inc.[1]	6,646,495	12,439,860

Total Consumer Discretionary		18,354,263	95,512,924

Financials (4.35%)
	Financial Exchanges & Data (4.35%)
54,208	CME Group, Inc.	5,248,889	9,069,541
42,499	S&P Global, Inc.	10,021,176	15,325,139

Total Financials		15,270,065	24,394,680

Health Care (17.33%)
	Biotechnology (3.22%)
61,443	Acceleron Pharma, Inc.[1]	5,685,690	6,914,181
40,897	Vertex Pharmaceuticals Incorporated[1]	6,706,007	11,128,892

		12,391,697	18,043,073

	Health Care Equipment (3.61%)
28,522	Intuitive Surgical, Inc.[1]	11,323,445	20,237,500

	Health Care Technology (5.04%)
100,453	Veeva Systems, Inc., Cl A1	7,493,347	28,246,379

	Life Sciences Tools & Services (3.97%)
67,347	10X Genomics, Inc., Cl A1	5,870,462	8,396,824
44,814	Illumina, Inc.[1]	5,436,613	13,851,111

		11,307,075	22,247,935

	Pharmaceuticals (1.49%)
152,250	AstraZeneca PLC, ADR[2]	8,082,957	8,343,300

Total Health Care		50,598,521	97,118,187

Information Technology (39.43%)
	Application Software (8.68%)
45,866	RingCentral, Inc., Cl A1	5,723,910	12,595,262
34,134	ServiceNow, Inc.[1,3]	10,245,621	16,554,990
208,327	Slack Technologies, Inc., Cl A1	4,742,653	5,595,663
73,975	Splunk, Inc.[1]	9,163,904	13,916,917

		29,876,088	48,662,832

	Data Processing & Outsourced Services (12.64%)
6,218	Adyen N.V., 144A (Netherlands)[1,2,4]	4,711,862	11,468,995
89,358	Fidelity National Information Services, Inc.	7,601,621	13,154,391
68,098	MasterCard Incorporated, Cl A	4,171,657	23,028,701
30,963	PayPal Holdings, Inc.[1]	6,063,576	6,100,640
85,434	Visa, Inc., Cl A	2,870,563	17,084,237

		25,419,279	70,836,964

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)
	Internet Services & Infrastructure (2.45%)
53,819	Wix.com Ltd.[1,2]	$5,596,031	$13,715,772

	IT Consulting & Other Services (2.95%)
51,126	EPAM Systems, Inc.[1]	4,736,195	16,528,013

	Semiconductor Equipment (2.58%)
39,157	ASML Holding N.V.[2]	4,042,938	14,459,505

	Systems Software (10.13%)
84,862	Crowdstrike Holdings, Inc., Cl A1	4,440,443	11,653,250
140,287	Datadog, Inc., Cl A1,3	3,787,749	14,331,720
47,896	Snowflake, Inc., Class A1,3	5,747,520	12,021,896
76,031	Twilio, Inc., Cl A1,3	9,377,999	18,786,500

		23,353,711	56,793,366

Total Information Technology		93,024,242	220,996,452

Real Estate (2.89%)
	Specialized REITs (2.89%)
21,313	Equinix, Inc.	4,520,437	16,200,651

Total Common Stocks		198,918,597	502,710,341

Principal Amount
Short Term Investments (12.89%)
$72,267,805	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $72,267,805; (Fully collateralized by $73,696,900 U.S. Treasury Note, 0.125% due 5/31/2022; Market value - $73,713,236)[4]	72,267,805	72,267,805

Total Investments (102.58%)		$271,186,402	574,978,146

Liabilities Less Cash and Other Assets (-2.58%)			(14,479,249)

Net Assets			$560,498,897

Retail Shares (Equivalent to $46.62 per share based on 3,794,358 shares outstanding)			$176,889,443

Institutional Shares (Equivalent to $47.75 per share based on 7,341,053 shares outstanding)			$350,521,170

R6 Shares (Equivalent to $47.76 per share based on 692,736 shares outstanding)			$33,088,284

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of Rule 144A securities amounted to $11,468,995 or 2.05% of net assets.

All securities are Level 1, unless otherwise noted.

24	See Notes to Financial Statements.

September 30, 2020	Baron Discovery Fund

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (92.03%)
Communication Services (3.61%)
	Advertising (1.62%)
3,000,000	S4 Capital PLC (United Kingdom)[1,2]	$7,449,217	$15,213,217

	Movies & Entertainment (0.66%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	6,199,350

	Publishing (1.33%)
500,000	Future PLC (United Kingdom)[2,4]	7,138,714	12,518,992

Total Communication Services		20,222,742	33,931,559

Consumer Discretionary (9.84%)
	Casinos & Gaming (2.41%)
75,000	DraftKings, Inc., Cl A1	935,795	4,413,000
250,371	Penn National Gaming, Inc.[1]	4,463,946	18,201,972

		5,399,741	22,614,972
	General Merchandise Stores (1.25%)
135,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	7,782,991	11,792,250

	Home Furnishings (1.85%)
700,000	Purple Innovation, Inc.[1]	13,886,064	17,402,000

	Home Improvement Retail (2.79%)
350,000	Floor & Decor Holdings, Inc., Cl A1	11,227,099	26,180,000

	Internet & Direct Marketing Retail (0.46%)
300,000	The RealReal, Inc.[1]	4,879,269	4,341,000

	Restaurants (1.08%)
315,000	The Cheesecake Factory, Inc.	6,971,479	8,738,100
10,000	Wingstop, Inc.	874,199	1,366,500

		7,845,678	10,104,600

Total Consumer Discretionary		51,020,842	92,434,822

Consumer Staples (5.09%)
	Packaged Foods & Meats (5.09%)
1,050,000	Barfresh Food Group, Inc.[1]	597,200	282,450
150,000	Laird Superfood, Inc.[1,3]	3,357,370	6,880,500
1,250,000	UTZ Brands, Inc. (formerly, Collier Creek Holdings, Cl A)	20,425,000	22,375,000
450,000	Vital Farms, Inc.[1]	9,900,000	18,238,500

Total Consumer Staples		34,279,570	47,776,450

Financials (4.87%)
	Insurance Brokers (1.33%)
500,007	BRP Group, Inc., Cl A1	8,065,827	12,455,174

	Property & Casualty Insurance (3.54%)
175,000	Kinsale Capital Group, Inc.	7,660,884	33,281,500

Total Financials		15,726,711	45,736,674

Health Care (28.10%)
	Biotechnology (4.92%)
127,000	Applied Therapeutics, Inc.[1]	6,307,786	2,636,520
146,000	Biohaven Pharmaceutical Holding Co. Ltd.[1,2]	6,453,537	9,491,460
210,000	Emergent BioSolutions, Inc.[1]	9,570,082	21,699,300
333,500	Esperion Therapeutics, Inc.[1]	14,836,519	12,396,195

		37,167,924	46,223,475

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)
	Health Care Equipment (10.89%)
164,900	Accelerate Diagnostics, Inc.[1]	$2,520,362	$1,757,834
290,000	Acutus Medical, Inc.[1]	5,220,000	8,642,000
505,084	AxoGen, Inc.[1]	8,267,053	5,874,127
280,982	Axonics Modulation Technologies, Inc.[1]	9,200,554	14,341,321
202,500	CryoPort, Inc.[1]	5,127,704	9,598,500
89,823	Inari Medical, Inc.[1]	2,337,837	6,199,583
360,000	Inogen, Inc.[1]	16,270,729	10,440,000
50,000	Inspire Medical Systems, Inc.[1,3]	2,923,748	6,452,500
365,208	Silk Road Medical, Inc.[1,3]	12,597,717	24,545,630
207,000	Tactile Systems Technology, Inc.[1]	10,243,062	7,574,130
1,985,000	ViewRay, Inc.[1]	9,544,839	6,947,500

		84,253,605	102,373,125
	Health Care Supplies (1.68%)
1,529,967	Cerus Corp.[1]	7,100,382	9,577,594
1,815,363	Sientra, Inc.[1]	14,032,382	6,172,234

		21,132,764	15,749,828
	Health Care Technology (1.07%)
258,963	Accolade, Inc.[1]	6,153,987	10,065,892

	Life Sciences Tools & Services (6.06%)
50,000	Berkeley Lights, Inc.[1]	1,100,000	3,818,000
553,523	CareDx, Inc.[1,3]	11,344,057	21,000,663
1,546,780	Pacific Biosciences of California, Inc.[1]	8,468,053	15,266,718
519,190	Veracyte, Inc.[1,3]	12,884,315	16,868,483

		33,796,425	56,953,864
	Managed Health Care (1.28%)
408,279	Progyny, Inc.[1]	6,405,173	12,015,651

	Pharmaceuticals (2.20%)
581,732	Revance Therapeutics, Inc.[1]	8,769,092	14,624,742
3,831,500	TherapeuticsMD, Inc.[1]	16,199,093	6,053,770

		24,968,185	20,678,512

Total Health Care		213,878,063	264,060,347

Industrials (15.76%)
	Aerospace & Defense (3.88%)
964,870	Kratos Defense & Security Solutions, Inc.[1]	16,120,727	18,602,694
230,600	Mercury Systems, Inc.[1]	7,155,936	17,862,276

		23,276,663	36,464,970
	Building Products (1.68%)
220,000	Trex Company, Inc.[1]	7,416,878	15,752,000

	Environmental & Facilities Services (1.39%)
550,000	Montrose Environmental Group, Inc.[1]	8,403,000	13,101,000

	Heavy Electrical Equipment (2.18%)
707,000	TPI Composites, Inc.[1]	15,134,506	20,474,720

	Industrial Conglomerates (0.57%)
250,000	Raven Industries, Inc.	7,700,511	5,380,000

	Industrial Machinery (3.64%)
86,600	ESCO Technologies, Inc.	4,658,024	6,976,496
325,000	Helios Technologies, Inc.	13,726,722	11,830,000
237,500	Kornit Digital Ltd.[1,2]	3,984,915	15,406,625

		22,369,661	34,213,121
	Trading Companies & Distributors (2.42%)
186,500	SiteOne Landscape Supply, Inc.[1]	10,148,112	22,743,675

Total Industrials		94,449,331	148,129,486

See Notes to Financial Statements.	25

Baron Discovery Fund	September 30, 2020

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (continued)
Information Technology (20.55%)
	Application Software (2.78%)
35,000	Bill.Com Holdings, Inc.[1]	$1,365,006	$3,510,850
107,500	Everbridge, Inc.[1]	10,041,858	13,515,975
250,000	Medallia, Inc.[1]	6,797,416	6,855,000
150,000	Yext, Inc.[1]	1,927,779	2,277,000

		20,132,059	26,158,825
	Data Processing & Outsourced Services (2.02%)
500,000	Repay Holdings Corporation, Cl A1	6,783,489	11,750,000
150,000	Shift4 Payments, Inc., Cl A1	3,676,035	7,254,000

		10,459,524	19,004,000
	Electronic Equipment & Instruments (2.06%)
10,431	Novanta, Inc.[1,2]	272,590	1,098,802
450,000	PAR Technology Corp.[1]	7,439,483	18,229,500

		7,712,073	19,328,302
	IT Consulting & Other Services (3.02%)
450,000	Endava plc, ADR[1,2]	13,125,641	28,417,500

	Semiconductor Equipment (4.01%)
300,000	Advanced Energy Industries, Inc.[1]	19,498,132	18,882,000
340,000	Ichor Holdings Ltd.[1,2]	6,622,722	7,333,800
220,000	Nova Measuring Instruments Ltd.[1,2]	5,201,369	11,470,800

		31,322,223	37,686,600
	Systems Software (6.66%)
333,775	Dynatrace, Inc. [1,3]	6,243,606	13,691,450
472,131	Ping Identity Holding Corp.[1]	7,764,344	14,735,209
175,000	Qualys, Inc.[1]	10,424,382	17,151,750
147,000	Varonis Systems, Inc.[1]	9,207,436	16,966,740

		33,639,768	62,545,149

Total Information Technology		116,391,288	193,140,376

Real Estate (4.21%)
	Diversified REITs (0.96%)
375,000	American Assets Trust, Inc.	10,187,339	9,033,750

	Industrial REITs (1.46%)
300,000	Rexford Industrial Realty, Inc.	10,330,498	13,728,000

	Specialized REITs (1.79%)
470,000	Americold Realty Trust[3]	9,869,826	16,802,500

Total Real Estate		30,387,663	39,564,250

Total Common Stocks		576,356,210	864,773,964

Principal Amount		Cost	Value
Short Term Investments (8.02%)
$75,411,290	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $75,411,290; (Fully collateralized by $74,478,600 U.S. Treasury Note, 1.75% due 5/15/2022; Market value - $76,919,524)[4]	$75,411,290	$75,411,290

Total Investments (100.05%)		$651,767,500	940,185,254

Liabilities Less Cash and Other Assets (-0.05%)			(515,833)

Net Assets			$939,669,421

Retail Shares (Equivalent to $28.17 per share based on 5,865,270 shares outstanding)			$165,232,757

Institutional Shares (Equivalent to $28.65 per share based on 26,501,491 shares outstanding)			$759,201,721

R6 Shares (Equivalent to $28.65 per share based on 531,755 shares outstanding)			$15,234,943

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

26	See Notes to Financial Statements.

September 30, 2020	Baron Durable Advantage Fund

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2020

Shares		Cost	Value
Common Stocks (92.47%)
Communication Services (10.67%)
	Cable & Satellite (2.47%)
574	Charter Communications, Inc., Cl A1	$233,119	$358,371

	Interactive Media & Services (8.20%)
372	Alphabet, Inc., Cl C1	480,081	546,691
2,451	Facebook, Inc., Cl A1	520,944	641,917

		1,001,025	1,188,608

Total Communication Services		1,234,144	1,546,979

Consumer Staples (4.38%)
	Distillers & Vintners (1.80%)
1,374	Constellation Brands, Inc., Cl A	277,817	260,387

	Hypermarkets & Super Centers (1.56%)
638	Costco Wholesale Corp.	162,710	226,490

	Personal Products (1.02%)
681	The Estée Lauder Companies, Inc., Cl A	109,587	148,628

Total Consumer Staples		550,114	635,505

Financials (14.53%)
	Asset Management & Custody Banks (1.28%)
328	BlackRock, Inc.	160,532	184,844

	Financial Exchanges & Data (13.25%)
808	CME Group, Inc.	125,886	135,187
2,405	Moody’s Corp.	493,175	697,089
1,056	MSCI, Inc.	342,971	376,760
1,974	S&P Global, Inc.	464,434	711,824

		1,426,466	1,920,860

Total Financials		1,586,998	2,105,704

Health Care (21.89%)
	Health Care Equipment (4.99%)
3,360	Danaher Corp.	466,153	723,509

	Life Sciences Tools & Services (9.53%)
1,550	Agilent Technologies, Inc.	107,517	156,457
2,697	IQVIA Holdings, Inc.[1]	388,662	425,128
189	Mettler-Toledo International, Inc.[1]	121,919	182,527
1,399	Thermo Fisher Scientific, Inc.	443,683	617,686

		1,061,781	1,381,798
	Managed Health Care (2.87%)
1,332	UnitedHealth Group, Incorporated	323,116	415,278

	Pharmaceuticals (4.50%)
11,910	AstraZeneca PLC, ADR[2]	571,858	652,668

Total Health Care		2,422,908	3,173,253

Industrials (4.86%)
	Aerospace & Defense (1.67%)
2,725	HEICO Corp., Cl A	258,043	241,599

	Research & Consulting Services (3.19%)
5,888	IHS Markit Ltd.[2]	357,745	462,267

Total Industrials		615,788	703,866

Information Technology (30.69%)
	Application Software (8.47%)
1,488	Adobe, Inc.[1]	450,378	729,760
508	Fair Isaac Corp.[1]	195,792	216,093
4,649	SS&C Technologies Holdings, Inc.	254,015	281,357

		900,185	1,227,210

	Data Processing & Outsourced Services (8.31%)
3,281	Fidelity National Information Services, Inc.	453,390	482,996
1,494	MasterCard Incorporated, Cl A	311,429	505,226
1,086	Visa, Inc., Cl A	224,841	217,167

		989,660	1,205,389

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Electronic Manufacturing Services (1.32%)
1,958	TE Connectivity Ltd.[2]	$186,028	$191,375

	IT Consulting & Other Services (3.78%)
2,424	Accenture plc, Cl A2	450,158	547,800

	Semiconductor Equipment (1.33%)
522	ASML Holding N.V.[2]	103,004	192,759

	Semiconductors (1.65%)
1,677	Texas Instruments, Inc.	202,213	239,459

	Systems Software (5.83%)
4,015	Microsoft Corp.	539,449	844,475

Total Information Technology		3,370,697	4,448,467

Materials (1.01%)
	Specialty Chemicals (1.01%)
732	Ecolab, Inc.	146,027	146,283

Real Estate (4.44%)
	Specialized REITs (4.44%)
1,501	Alexandria Real Estate Equities, Inc.[3]	225,448	240,160
530	Equinix, Inc.	299,580	402,869

Total Real Estate		525,028	643,029

Total Common Stocks		10,451,704	13,403,086

Principal Amount
Short Term Investments (9.19%)
$1,332,458	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2020, 0.00% due 10/1/2020; Proceeds at maturity - $1,332,458; (Fully collateralized by $1,316,000 U.S. Treasury Note, 1.75% due 5/15/2022; Market value - $1,359,130)[4]	1,332,458	1,332,458

Total Investments (101.66%)		$11,784,162	14,735,544

Liabilities Less Cash and Other Assets (-1.66%)			(240,014)

Net Assets			$14,495,530

Retail Shares (Equivalent to $14.47 per share based on 274,034 shares outstanding)			$3,964,916

Institutional Shares (Equivalent to $14.56 per share based on 553,841 shares outstanding)			$8,063,255

R6 Shares (Equivalent to $14.56 per share based on 169,481 shares outstanding)			$2,467,359

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Funds	September 30, 2020

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2020

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$5,145,285,007	$6,396,225,707	$3,980,378,044	$1,019,389,807
“Affiliated” investments	—	920,761,800	376,371,873	—
Repurchase agreements, at value**	7,484,511	—	100,618,247	61,519,992

Total investments, at value	5,152,769,518	7,316,987,507	4,457,368,164	1,080,909,799
Cash	—	22,321	—	—
Receivable for shares sold	2,789,378	2,839,396	3,002,229	2,669,127
Dividends and interest receivable	649,308	1,890,370	1,157,500	122,032
Prepaid expenses	17,080	27,307	15,008	1,779
Receivable for securities sold	—	19,936,629	5,332,152	—

	5,156,225,284	7,341,703,530	4,466,875,053	1,083,702,737

Liabilities:
Payable for shares redeemed	4,289,160	7,369,207	7,207,816	1,145,046
Trustee fees payable (Note 4)	80,280	120,400	68,350	9,280
Investment advisory fees payable (Note 4)	820	117	790	805
Distribution fees payable (Note 4)	799	246	496	165
Payable for securities purchased	—	—	4,634,625	2,298,664
Payable for borrowings against line of credit	—	22,100,000	—	—
Accrued expenses and other payables	550,959	649,007	538,029	118,145

	4,922,018	30,238,977	12,450,106	3,572,105

Net Assets	$5,151,303,266	$7,311,464,553	$4,454,424,947	$1,080,130,632

Net Assets consist of:
Paid-in capital	$1,581,339,939	$1,138,508,123	$1,381,380,009	$523,403,188
Distributable earnings/(losses)	3,569,963,327	6,172,956,430	3,073,044,938	556,727,444

Net Assets	$5,151,303,266	$7,311,464,553	$4,454,424,947	$1,080,130,632

Retail Shares:
Net Assets	$2,498,633,125	$2,535,263,962	$1,511,310,221	$644,918,331
Shares Outstanding ($0.01 par value; indefinite shares authorized)	25,075,585	27,968,571	43,103,703	18,369,311

Net Asset Value and Offering Price Per Share	$99.64	$90.65	$35.06	$35.11

Institutional Shares:
Net Assets	$2,505,397,916	$4,608,365,200	$2,724,586,507	$409,496,964
Shares Outstanding ($0.01 par value; indefinite shares authorized)	24,070,878	48,945,815	73,916,535	11,131,637

Net Asset Value and Offering Price Per Share	$104.08	$94.15	$36.86	$36.79

R6 Shares:
Net Assets	$147,272,225	$167,835,391	$218,528,219	$25,715,337
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,415,174	1,782,377	5,930,373	698,324

Net Asset Value and Offering Price Per Share	$104.07	$94.16	$36.85	$36.82

*Investments in securities, at cost:
Unaffiliated investments	$1,690,329,398	$1,309,358,857	$1,496,965,554	$548,012,835
“Affiliated” investments	—	186,836,235	242,767,805	—
**Repurchase agreements, at cost	7,484,511	—	100,618,247	61,519,992

Total investments, at cost	$1,697,813,909	$1,496,195,092	$1,840,351,606	$609,532,827

28	See Notes to Financial Statements.

September 30, 2020	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2020

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$502,710,341	$864,773,964	$13,403,086
“Affiliated” investments	—	—	—
Repurchase agreements, at value**	72,267,805	75,411,290	1,332,458

Total investments, at value	574,978,146	940,185,254	14,735,544
Cash	—	—	—
Receivable for shares sold	5,704,556	4,414,797	6,853
Dividends and interest receivable	—	252,239	2,935
Prepaid expenses	1,265	2,181	36
Receivable for securities sold	—	—	—

	580,683,967	944,854,471	14,745,368

Liabilities:
Payable for shares redeemed	166,122	966,987	—
Trustee fees payable (Note 4)	6,230	12,090	174
Investment advisory fees payable (Note 4)	685	665	—
Distribution fees payable (Note 4)	199	777	70
Payable for securities purchased	19,920,752	4,075,666	193,248
Payable for borrowings against line of credit	—	—	—
Accrued expenses and other payables	91,082	128,865	56,346

	20,185,070	5,185,050	249,838

Net Assets	$560,498,897	$939,669,421	$14,495,530

Net Assets consist of:
Paid-in capital	$256,096,555	$626,054,401	$11,626,012
Distributable earnings/(losses)	304,402,342	313,615,020	2,869,518

Net Assets	$560,498,897	$939,669,421	$14,495,530

Retail Shares:
Net Assets	$176,889,443	$165,232,757	$3,964,916
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,794,358	5,865,270	274,034

Net Asset Value and Offering Price Per Share	$46.62	$28.17	$14.47

Institutional Shares:
Net Assets	$350,521,170	$759,201,721	$8,063,255
Shares Outstanding ($0.01 par value; indefinite shares authorized)	7,341,053	26,501,491	553,841

Net Asset Value and Offering Price Per Share	$47.75	$28.65	$14.56

R6 Shares:
Net Assets	$33,088,284	$15,234,943	$2,467,359
Shares Outstanding ($0.01 par value; indefinite shares authorized)	692,736	531,755	169,481

Net Asset Value and Offering Price Per Share	$47.76	$28.65	$14.56

*Investments in securities, at cost:
Unaffiliated investments	$198,918,597	$576,356,210	$10,451,704
“Affiliated” investments	—	—	—
**Repurchase agreements, at cost	72,267,805	75,411,290	1,332,458

Total investments, at cost	$271,186,402	$651,767,500	$11,784,162

See Notes to Financial Statements.	29

Baron Funds	September 30, 2020

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2020

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$21,847,278	$45,738,192	$12,036,940	$1,245,050
Dividends — “Affiliated” investments	—	12,942,200	205,000	—
Interest	197,148	7,158	251,362	37,135
Securities lending income, net	—	—	165,655	—
Foreign taxes withheld on dividends	—	(52,915)	(107,494)	(6,921)

Total income	22,044,426	58,634,635	12,551,463	1,275,264

Expenses:
Investment advisory fees (Note 4)	45,693,204	68,770,134	39,242,008	6,302,698
Distribution fees — Retail Shares (Note 4)	5,725,501	6,141,537	3,492,265	1,008,442
Shareholder servicing agent fees and expenses — Retail Shares	307,770	237,965	176,135	76,790
Shareholder servicing agent fees and expenses — Institutional Shares	89,835	166,165	91,340	18,084
Shareholder servicing agent fees and expenses — R6 Shares	5,579	6,909	7,901	845
Reports to shareholders	1,191,480	1,173,200	1,119,800	122,540
Trustee fees and expenses (Note 4)	324,925	492,754	275,213	35,455
Custodian and fund accounting fees	159,830	247,165	157,740	42,912
Registration and filing fees	148,620	182,880	128,170	129,590
Professional fees	130,655	224,500	142,685	46,554
Administration fees	60,305	68,508	57,440	46,450
Line of credit fees	45,290	67,596	38,390	6,313
Insurance expense	43,329	72,101	41,739	4,732
Miscellaneous expenses	2,157	3,744	2,270	2,157

Total operating expenses	53,928,480	77,855,158	44,973,096	7,843,562
Interest expense on borrowings	—	200,433	—	7,474

Total expenses	53,928,480	78,055,591	44,973,096	7,851,036
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	—	—	—

Net expenses	53,928,480	78,055,591	44,973,096	7,851,036

Net investment income (loss)	(31,884,054)	(19,420,956)	(32,421,633)	(6,575,772)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	173,965,572	442,433,549	490,655,917	101,512,528
Net realized gain (loss) on investments sold — “Affiliated” investments	—	(48,422,116)	19,302,157	—
Net realized gain (loss) on foreign currency transactions	—	(4,318)	5,824	(142,352)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	841,541,313	821,648,552	488,836,805	289,129,611
Investments — “Affiliated” investments	—	25,273,430	116,951,507	—
Foreign currency translations	—	11	—	—

Net gain (loss) on investments	1,015,506,885	1,240,929,108	1,115,752,210	390,499,787

Net increase (decrease) in net assets resulting from operations	$983,622,831	$1,221,508,152	$1,083,330,577	$383,924,015

30	See Notes to Financial Statements.

September 30, 2020	Baron Funds

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED SEPTEMBER 30, 2020

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$1,114,154	$1,220,413	$94,252
Dividends — “Affiliated” investments	—	—	—
Interest	21,942	94,112	985
Securities lending income, net	—	363,809	—
Foreign taxes withheld on dividends	(15,432)	—	(460)

Total income	1,120,664	1,678,334	94,777

Expenses:
Investment advisory fees (Note 4)	2,618,135	6,473,548	66,509
Distribution fees — Retail Shares (Note 4)	334,022	315,897	8,430
Shareholder servicing agent fees and expenses — Retail Shares	34,992	29,478	13,413
Shareholder servicing agent fees and expenses — Institutional Shares	18,948	40,855	10,041
Shareholder servicing agent fees and expenses — R6 Shares	1,191	420	71
Reports to shareholders	47,900	162,377	1,749
Trustee fees and expenses (Note 4)	24,233	43,645	636
Custodian and fund accounting fees	22,729	44,565	8,127
Registration and filing fees	66,080	98,210	53,200
Professional fees	57,231	66,687	41,660
Administration fees	45,732	46,573	44,417
Line of credit fees	3,777	6,475	101
Insurance expense	3,259	5,635	76
Miscellaneous expenses	2,158	4,040	3,089

Total operating expenses	3,280,387	7,338,405	251,519
Interest expense on borrowings	—	—	—

Total expenses	3,280,387	7,338,405	251,519
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(65,402)	—	(62,543)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(68,605)	—	(89,431)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(7,213)	—	(19,490)

Net expenses	3,139,167	7,338,405	80,055

Net investment income (loss)	(2,018,503)	(5,660,071)	14,722

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	2,680,905	38,504,257	38,159
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	(45,981)	(2,755)	(47)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	155,505,076	231,658,620	2,203,010
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	—	1,380	10

Net gain (loss) on investments	158,140,000	270,161,502	2,241,132

Net increase (decrease) in net assets resulting from operations	$156,121,497	$264,501,431	$2,255,854

See Notes to Financial Statements.	31

Baron Funds	September 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS

SEPTEMBER 30, 2020

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(31,884,054)	$(23,738,366)	$(19,420,956)	$(3,869,128)	$(32,421,633)	$(31,607,420)
Net realized gain (loss)	173,965,572	77,477,454	394,007,115	286,439,573	509,963,898	428,357,054
Change in net unrealized appreciation (depreciation)	841,541,313	267,286,723	846,921,993	22,671,707	605,788,312	(625,949,915)

Increase (decrease) in net assets resulting from operations	983,622,831	321,025,811	1,221,508,152	305,242,152	1,083,330,577	(229,200,281)

Distributions to shareholders from:
Distributable earnings — Retail Shares	(40,552,872)	(130,380,628)	(94,740,238)	(169,748,607)	(135,343,515)	(139,200,153)
Distributable earnings — Institutional Shares	(35,026,357)	(76,943,077)	(154,792,579)	(253,497,504)	(205,916,210)	(200,198,138)
Distributable earnings — R6 Shares	(1,921,115)	(4,155,669)	(5,468,144)	(6,757,066)	(14,741,046)	(11,607,108)

Decrease in net assets from distributions to shareholders	(77,500,344)	(211,479,374)	(255,000,961)	(430,003,177)	(356,000,771)	(351,005,399)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	139,669,263	139,761,881	175,592,079	184,857,908	87,292,783	117,344,513
Proceeds from the sale of shares — Institutional Shares	564,707,309	784,662,813	729,983,269	684,000,375	460,566,456	345,558,212
Proceeds from the sale of shares — R6 Shares	25,089,988	33,278,592	45,272,784	31,434,617	55,606,956	36,598,906
Net asset value of shares issued in reinvestment of distributions — Retail Shares	39,326,659	126,966,908	92,664,059	166,152,109	132,348,628	136,479,004
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	33,774,344	74,160,022	148,813,744	244,717,993	194,127,046	189,732,531
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,921,116	4,155,668	5,468,144	6,757,066	14,741,046	11,607,108
Cost of shares redeemed — Retail Shares	(361,027,993)	(313,093,759)	(559,417,252)	(525,413,424)	(394,679,950)	(401,321,540)
Cost of shares redeemed — Institutional Shares	(514,445,516)	(273,943,356)	(1,046,419,927)	(854,055,168)	(656,020,912)	(632,543,578)
Cost of shares redeemed — R6 Shares	(14,512,092)	(3,720,596)	(36,505,282)	(13,616,954)	(48,024,639)	(25,262,003)

Increase (decrease) in net assets derived from capital share transactions	(85,496,922)	572,228,173	(444,548,382)	(75,165,478)	(154,042,586)	(221,806,847)

Net increase (decrease) in net assets	820,625,565	681,774,610	521,958,809	(199,926,503)	573,287,220	(802,012,527)

Net Assets:
Beginning of year	4,330,677,701	3,648,903,091	6,789,505,744	6,989,432,247	3,881,137,727	4,683,150,254

End of year	$5,151,303,266	$4,330,677,701	$7,311,464,553	$6,789,505,744	$4,454,424,947	$3,881,137,727

Capital share transactions — Retail Shares
Shares sold	1,642,554	1,814,155	2,212,166	2,480,330	3,030,099	4,083,207
Shares issued in reinvestment of distributions	458,513	1,787,091	1,128,681	2,395,503	4,538,705	5,032,412
Shares redeemed	(4,273,435)	(4,103,726)	(7,125,863)	(7,178,486)	(13,787,523)	(14,172,315)

Net increase (decrease)	(2,172,368)	(502,480)	(3,785,016)	(2,302,653)	(6,218,719)	(5,056,696)

Capital share transactions — Institutional Shares
Shares sold	6,359,953	9,947,466	9,162,426	9,249,961	15,418,261	11,564,148
Shares issued in reinvestment of distributions	377,789	1,004,292	1,748,898	3,417,372	6,346,095	6,713,819
Shares redeemed	(5,776,850)	(3,437,876)	(12,778,153)	(11,611,446)	(21,608,710)	(21,685,076)

Net increase (decrease)	960,892	7,513,882	(1,866,829)	1,055,887	155,646	(3,407,109)

Capital share transactions — R6 Shares
Shares sold	283,023	391,414	550,626	398,540	1,807,365	1,258,690
Shares issued in reinvestment of distributions	21,494	56,305	64,255	94,346	482,049	410,871
Shares redeemed	(161,503)	(46,562)	(443,847)	(174,647)	(1,628,737)	(841,402)

Net increase (decrease)	143,014	401,157	171,034	318,239	660,677	828,159

32	See Notes to Financial Statements.

September 30, 2020	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

SEPTEMBER 30, 2020

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(6,575,772)	$(4,457,339)	$(2,018,503)	$1,238,359
Net realized gain (loss)	101,370,176	30,936,563	2,634,924	10,634,559
Change in net unrealized appreciation (depreciation)	289,129,611	(19,284,942)	155,505,076	(3,703,325)

Increase (decrease) in net assets resulting from operations	383,924,015	7,194,282	156,121,497	8,169,593

Distributions to shareholders from:
Distributable earnings — Retail Shares	(21,327,179)	(15,007,464)	(3,490,662)	—
Distributable earnings — Institutional Shares	(7,094,221)	(3,825,457)	(5,396,461)	—
Distributable earnings — R6 Shares	(1,079,435)	(568,972)	(703,371)	—

Decrease in net assets from distributions to shareholders	(29,500,835)	(19,401,893)	(9,590,494)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	260,053,140	60,083,597	43,462,691	22,290,459
Proceeds from the sale of shares — Institutional Shares	280,583,112	33,710,032	131,761,478	45,794,664
Proceeds from the sale of shares — R6 Shares	354,601	168,932	79,881	575,354
Net asset value of shares issued in reinvestment of distributions — Retail Shares	20,703,884	14,672,714	3,365,849	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	6,811,664	3,594,064	5,225,784	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,079,435	568,972	703,371	—
Cost of shares redeemed — Retail Shares	(160,438,528)	(125,706,274)	(36,475,724)	(41,302,711)
Cost of shares redeemed — Institutional Shares	(94,846,299)	(37,190,698)	(41,814,866)	(32,721,299)
Cost of shares redeemed — R6 Shares	(107,949)	(145,524)	(694,165)	(268,565)

Increase (decrease) in net assets derived from capital share transactions	314,193,060	(50,244,185)	105,614,299	(5,632,098)

Net increase (decrease) in net assets	668,616,240	(62,451,796)	252,145,302	2,537,495

Net Assets:
Beginning of year	411,514,392	473,966,188	308,353,595	305,816,100

End of year	$1,080,130,632	$411,514,392	$560,498,897	$308,353,595

Capital share transactions — Retail Shares
Shares sold	9,635,838	2,921,912	1,112,952	742,314
Shares issued in reinvestment of distributions	922,633	768,205	101,381	—
Shares redeemed	(6,246,974)	(6,145,594)	(1,017,802)	(1,406,171)

Net increase (decrease)	4,311,497	(2,455,477)	196,531	(663,857)

Capital share transactions — Institutional Shares
Shares sold	9,983,852	1,587,636	3,119,515	1,498,812
Shares issued in reinvestment of distributions	290,352	181,061	152,282	—
Shares redeemed	(3,355,186)	(1,776,413)	(1,124,759)	(1,117,427)

Net increase (decrease)	6,919,018	(7,716)	2,147,038	381,385

Capital share transactions — R6 Shares
Shares sold	12,697	7,484	2,041	16,693
Shares issued in reinvestment of distributions	45,953	28,634	20,514	—
Shares redeemed	(4,380)	(6,414)	(16,337)	(8,558)

Net increase (decrease)	54,270	29,704	6,218	8,135

See Notes to Financial Statements.	33

Baron Funds	September 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

SEPTEMBER 30, 2020

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(5,660,071)	$(4,413,443)	$14,722	$20,244
Net realized gain (loss)	38,501,502	946,037	38,112	(108,643)
Change in net unrealized appreciation (depreciation)	231,660,000	(42,043,105)	2,203,020	521,110

Increase (decrease) in net assets resulting from operations	264,501,431	(45,510,511)	2,255,854	432,711

Distributions to shareholders from:
Distributable earnings — Retail Shares	(171,734)	(7,715,143)	(5,349)	(1,989)
Distributable earnings — Institutional Shares	(593,926)	(18,229,890)	(8,806)	(9,620)
Distributable earnings — R6 Shares	(10,037)	(356,349)	(3,041)	(1,393)

Decrease in net assets from distributions to shareholders	(775,697)	(26,301,382)	(17,196)	(13,002)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	48,067,529	105,144,464	4,199,326	1,480,843
Proceeds from the sale of shares — Institutional Shares	286,987,230	279,070,683	4,452,049	1,608,216
Proceeds from the sale of shares — R6 Shares	6,223,324	2,815,364	1,713,710	51,965
Net asset value of shares issued in reinvestment of distributions — Retail Shares	170,515	7,658,228	5,215	1,905
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	560,845	17,151,065	8,806	9,620
Net asset value of shares issues in reinvestment of distribution — R6 Shares	10,037	356,349	3,041	1,393
Cost of shares redeemed — Retail Shares	(54,092,453)	(78,740,567)	(2,753,121)	(233,841)
Cost of shares redeemed — Institutional Shares	(149,219,982)	(115,824,380)	(2,381,959)	(279,432)
Cost of shares redeemed — R6 Shares	(1,671,275)	(929,826)	(55,567)	(28,842)

Increase (decrease) in net assets derived from capital share transactions	137,035,770	216,701,380	5,191,500	2,611,827

Net increase (decrease) in net assets	400,761,504	144,889,487	7,430,158	3,031,536

Net Assets:
Beginning of year	538,907,917	394,018,430	7,065,372	4,033,836

End of year	$939,669,421	$538,907,917	$14,495,530	$7,065,372

Capital share transactions — Retail Shares
Shares sold	2,148,215	5,416,591	326,160	129,313
Shares issued in reinvestment of distributions	8,077	400,954	372	193
Shares redeemed	(2,615,815)	(4,044,554)	(215,823)	(20,379)

Net increase (decrease)	(459,523)	1,772,991	110,709	109,127

Capital share transactions — Institutional Shares
Shares sold	12,803,664	14,122,841	338,023	137,943
Shares issued in reinvestment of distributions	26,183	887,277	624	971
Shares redeemed	(7,127,814)	(5,869,417)	(177,007)	(26,404)

Net increase (decrease)	5,702,033	9,140,701	161,640	112,510

Capital share transactions — R6 Shares
Shares sold	262,178	139,152	130,606	4,445
Shares issued in reinvestment of distributions	469	18,435	216	141
Shares redeemed	(74,529)	(48,698)	(4,279)	(2,907)

Net increase (decrease)	188,118	108,889	126,543	1,679

34	See Notes to Financial Statements.

September 30, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Funds	September 30, 2020

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

Baron Small Cap Fund and Baron Discovery Fund participated in securities lending activities during the year ended September 30, 2020. There were no securities on loan at September 30, 2020.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2020, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

September 30, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

g) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

h) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late-year loss deferral, post-October loss deferral, and wash sale loss deferral.

j) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2020 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$421,608,656	$523,138,586
Baron Growth Fund	112,436,910	787,749,408
Baron Small Cap Fund	651,328,822	1,163,983,398
Baron Opportunity Fund	459,263,792	257,493,962
Baron Fifth Avenue Growth Fund	86,256,012	42,124,627
Baron Discovery Fund	365,755,991	268,104,634
Baron Durable Advantage Fund	5,945,263	1,609,963

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly equal to 0.70% per annum of Baron Fifth Avenue Growth Fund’s average daily net assets and 0.65% per annum of Baron Durable Advantage Fund’s average daily net assets.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust are interested persons (as defined by the 1940 Act) of the Trust. None of these Trustees received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, plus fixed annual fees for the administrative services.

Baron Funds	September 30, 2020

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the year ended September 30, 2020, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Growth Fund	$—	$2,467,500	$(1,032,500)
Baron Small Cap Fund	2,467,500	—	—
Baron Opportunity Fund	432,400	—	—
Baron Discovery Fund	—	432,400	(141,528)

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $100 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $100 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the effective federal funds rate or the one month LIBOR rate plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets. During the year ended September 30, 2020, Baron Growth Fund and Baron Opportunity Fund had borrowings under the line of credit and incurred interest expense of $200,433 and $7,474, respectively. For the 215 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $16.7 million at a weighted average interest rate of 2.04%. For the 20 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $4.5 million at a weighted average interest rate of 3.03%. At September 30, 2020, Baron Growth Fund had an outstanding balance in the amount of $22,100,000.

6. RESTRICTED SECURITIES

At September 30, 2020, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2020, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Space Exploration Technologies Corp., Cl N	8/4/2020	$23,258,856
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	182,756

Total Restricted Securities		$23,441,612

(Cost $26,000,460)† (0.45% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

September 30, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network Series F	7/31/2020	$10,197,028
Northvolt AB Series E	9/21/2020	8,377,635
Zymergen Inc. Series D	7/29/2020	8,153,595

Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	61,517

Total Restricted Securities		$26,789,775

(Cost $30,024,991)† (0.37% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc., Series F	7/31/2020	$6,542,346
Rivian Automotive, Inc., Series E	7/10/2020	7,892,183

Private Preferred Stocks
Space Exploration Technologies Corp., Cl N	8/4/2020	4,472,894

Total Restricted Securities		$18,907,423

(Cost $19,750,132)† (1.75% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	September 30, 2020

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,121,843,395	$—	$—	$5,121,843,395
Private Preferred Stocks	—	—	23,258,856	23,258,856
Private Partnerships	—	—	182,756	182,756
Short Term Investments	—	7,484,511	—	7,484,511

Total Investments	$5,121,843,395	$7,484,511	$23,441,612	$5,152,769,518

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,244,302,452	$45,609,596	$—	$7,289,912,048
Private Convertible Preferred Stocks†	—	—	26,728,258	26,728,258
Private Partnerships	—	—	61,517	61,517
Warrants	—	285,684	—	285,684

Total Investments	$7,244,302,452	$45,895,280	$26,789,775	$7,316,987,507

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,313,064,573	$41,579,808	$—	$4,354,644,381
Warrants†	1,333,420	772,116	—	2,105,536
Short Term Investments	—	100,618,247	—	100,618,247

Total Investments	$4,314,397,993	$142,970,171	$—	$4,457,368,164

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$981,472,367	$19,010,017	$—	$1,000,482,384
Private Convertible Preferred Stocks†	—	—	14,434,529	14,434,529
Private Preferred Stocks	—	—	4,472,894	4,472,894
Short Term Investments	—	61,519,992	—	61,519,992

Total Investments	$981,472,367	$80,530,009	$18,907,423	$1,080,909,799

†	See Statements of Net Assets for additional detailed categorizations.

September 30, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$491,241,346	$11,468,995	$—	$502,710,341
Short Term Investments	—	72,267,805	—	72,267,805

Total Investments	$491,241,346	$83,736,800	$—	$574,978,146

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$852,254,972	$12,518,992	$—	$864,773,964
Short Term Investments	—	75,411,290	—	75,411,290

Total Investments	$852,254,972	$87,930,282	$—	$940,185,254

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$13,403,086	$—	$—	$13,403,086
Short Term Investments	—	1,332,458	—	1,332,458

Total Investments	$13,403,086	$1,332,458	$—	$14,735,544

†	See Statements of Net Assets for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2020
Private Preferred Stocks
Industrials	$—	$—	$—	$(2,741,604)	$26,000,460	$—	$—	$—	$23,258,856	$(2,741,604)
Private Partnerships
Financials	179,228	—	—	3,528	—	—	—	—	182,756	3,528

Total	$179,228	$—	$—	$(2,738,076)	$26,000,460	$—	$—	$—	$23,441,612	$(2,738,076)

Baron Funds	September 30, 2020

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2020
Private Convertible Preferred Stocks
Health Care[1]	$5,870,118	$—	$—	$6,218,465	$—	$—	$—	$(12,088,583)	$—	$—
Industrials	—	—	—	(997,354)	9,374,989	—	—	—	8,377,635	(997,354)
Materials	—	—	—	(2,299,379)	20,650,002	—	—	—	18,350,623	(2,299,379)
Private Partnerships
Financials	60,329	—	—	1,188	—	—	—	—	61,517	1,188

Total	$5,930,447	$—	$—	$2,922,920	$30,024,991	$—	$—	$(12,088,583)	$26,789,775	$(3,295,545)

[1]	Schrödinger, Inc. Series E transferred out of Level 3 due to stock’s initial public offering on February 6, 2020.

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2020
Private Convertible Preferred Stocks
Consumer Discretionary	$—	$—	$—	$392,188	$7,499,995	$—	$—	$—	$7,892,183	$392,188
Materials	—	—	—	(707,661)	7,250,007	—	—	—	6,542,346	(707,661)
Private Preferred Stocks
Industrials	—	—	—	(527,236)	5,000,130	—	—	—	4,472,894	(527,236)

Total	$—	$—	$—	$(842,709)	$19,750,132	$—	$—	$—	$18,907,423	$(842,709)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2020 were as follows:

Baron Opportunity Fund

Sector	Company	Fair Value as of September 30, 2020	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2020	Range used on September 30, 2020
Private Convertible Preferred Stocks: Consumer Discretionary	Rivian Automotive LLC	$7,892,183	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.34%	-3.36% - 14.54%
				Discount for lack of marketability	17.51%	17.51%
				Estimated volatility of the returns of equity[1]	61.26%	27.25% - 88.21%
				Scenario Probabilities: Scenario A / Scenario B	90% / 10%	10% - 90%

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

September 30, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Company	Fair Value as of September 30, 2020	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2020	Range used on September 30, 2020
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$6,542,346	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	0.25%	-4.87% - 6.16%
				Discount for lack of marketability	22.59%	22.59%
				Estimated volatility of the returns of equity[2]	57.82%	35.65% - 111.64%
				Scenario Probabilities: Scenario A / Scenario B	90% / 10%	10% - 90%
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$4,472,894	Combination of discounted cash flow analysis, current value via comparable companies, option- pricing, and arms- length transaction methods	Change in the composite equity index of comparable companies	-0.51%	-1.40% - 1.85%
				Discount for lack of marketability	5.47%	5.47%
				Estimated volatility of the returns of equity[3]	47.79%	39.15% - 66.77%

[2]

The volatility was calculated as a weighted-average of the volatilities of two groups of comparable companies with different industry focus. Each group’s volatility was calculated as as the simple average volatilities of comparable companies in the group.

[3]

The volatility was calculated as a weighted-average of the volatilities used for the two business segments of the company. Each business segment’s volatility was calculated as as the simple average volatilities of comparable companies relevant to that business segment.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended September 30, 2020, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of net investment loss, foreign currency gains and losses, passive foreign investment companies, REITs, and partnership basis adjustments. Results of operations and net assets were not affected by these reclassifications.

Fund	Distributable Earnings/(Losses)	Paid-In Capital
Baron Asset Fund	$—	$—
Baron Growth Fund	9,452,939	(9,452,939)
Baron Small Cap Fund	(7,695)	7,695
Baron Opportunity Fund	(19,283)	19,283
Baron Fifth Avenue Growth Fund	144,171	(144,171)
Baron Discovery Fund	—	—
Baron Durable Advantage Fund	—	—

Baron Funds	September 30, 2020

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2020, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,698,886,397	$1,503,830,204	$1,840,370,144	$610,514,348	$271,198,842	$656,057,448	$11,784,162

Gross tax unrealized appreciation	3,456,624,725	5,820,332,464	2,649,733,692	472,693,546	303,779,304	329,337,294	2,992,930
Gross tax unrealized depreciation	(2,741,604)	(7,175,161)	(32,735,672)	(2,298,095)	—	(45,209,488)	(41,548)

Net tax unrealized appreciation (depreciation)	3,453,883,121	5,813,157,303	2,616,998,020	470,395,451	303,779,304	284,127,806	2,951,382
Net tax unrealized currency appreciation (depreciation)	—	—	—	—	—	717	5
Undistributed (accumulated) ordinary income (loss)	—	—	—	5,820,314	—	—	15,077
Undistributed (accumulated) net realized gain (loss)	138,578,785	376,473,761	477,199,238	80,511,679	2,362,967	32,303,622	—
Qualified late year loss deferral	(22,498,579)	(16,674,634)	(21,152,320)	—	(1,739,929)	(2,817,125)	—
Capital loss carryforwards	—	—	—	—	—	—	(96,946)
Paid-in capital	1,581,339,939	1,138,508,123	1,381,380,009	523,403,188	256,096,555	626,054,401	11,626,012

Net Assets	$5,151,303,266	$7,311,464,553	$4,454,424,947	$1,080,130,632	$560,498,897	$939,669,421	$14,495,530

As of September 30, 2020, the Funds had capital loss carryforwards as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short term capital loss carryforwards:
No expiration date	$—	$—	$—	$—	$—	$—	$96,946

Capital loss carryforward utilized during the year ended September 30, 2020	$—	$—	$—	$—	$—	$—	$—

The tax character of distributions paid during the years ended September 30, 2020 and September 30, 2019 was as follows:

	Year Ended September 30, 2020		Year Ended September 30, 2019

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$77,500,344	$—	$211,479,374
Baron Growth Fund	—	255,000,961	—	430,003,177
Baron Small Cap Fund	—	356,000,771	—	351,005,399
Baron Opportunity Fund	—	29,500,835	—	19,401,893
Baron Fifth Avenue Growth Fund	239,510	9,350,984	—	—
Baron Discovery Fund	—	775,697	370,619	25,930,763
Baron Durable Advantage Fund	17,196	—	13,002	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At September 30, 2020, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

September 30, 2020	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. OWNERSHIP CONCENTRATION

As of September 30, 2020, the officers, trustees, and portfolio managers owned, directly or indirectly, 10.29% of Baron Fifth Avenue Growth Fund and 15.62% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund, and Baron Durable Advantage Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2020	Value at September 30, 2020	% of Net Assets at September 30, 2020
“Affiliated” Company as of September 30, 2020:
Choice Hotels International, Inc.	$266,880,000	$—	$—	$(9,000,000)	$—	$1,995,000	3,000,000	$257,880,000	3.53%
Iridium Communications, Inc.	188,596,298	—	349,965	37,879,326	257,341	—	8,850,000	226,383,000	3.09%
Vail Resorts, Inc.	477,876,000	—	13,640,235	(34,457,467)	6,720,502	10,947,200	2,040,000	436,498,800	5.97%

	$933,352,298	$—	$13,990,200	$(5,578,141)	$6,977,843	$12,942,200		$920,761,800

No longer an “Affiliated” Company as of September 30, 2020:
Benefitfocus, Inc.	$52,382,000	$—	$27,833,612	$30,851,571	$(55,399,959)	$—	—	$—	0.00%

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2019	Purchase Cost/ Transfer In	Sales Proceeds/ Transfer Out	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2020	Value at September 30, 2020	% of Net Assets at September 30, 2020
“Affiliated” Company as of September 30, 2020:
FinTech Acquisition Corp. III, Cl A	$—	$25,977,682	$—	$(202,682)	$—	$—	2,500,000	$25,775,000	0.58%
Installed Building Products, Inc.	86,010,000	9,082,088	1,779,885	75,932,481	1,186,566	—	1,675,000	170,431,250	3.83%
Repay Holdings Corporation	45,535,000	11,970,000	4,931,111	33,257,203	2,931,111	—	3,777,115	88,762,203	1.99%
Repay Holdings Corporation Warrants Exp 7/11/2024[2]	3,010,000	—	11,970,000	8,960,000	—	—	—	—	—
UTZ Brands, Inc., (formerly, Collier Creek)[3]	—	51,809,520	—	6,396,000	15,184,480	205,000	4,100,000	73,390,000	1.65%
Whole Earth Brands, Inc.	—	20,000,000	—	(3,320,000)	—	—	2,000,000	16,680,000	0.37%
Whole Earth Brands, Inc., Warrants Exp 6/25/2025	—	—	—	1,333,420	—	—	1,403,600	1,333,420	0.03%

	$134,555,000	$118,839,290	$18,680,996	$122,356,422	$19,302,157	$205,000		$376,371,873

No longer an “Affiliated” Company as of September 30, 2020:
Grid Dynamics Holdings, Inc. (formerly, Chaserg Tech Acquisition Corp.)[4]	$—	$21,637,915	$—	$(5,404,915)	$—	$—	2,100,000	$16,233,000	0.36%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the year ended September 30, 2020.

[2]	Repay Holdings Corporation exchange offer of warrants to common stock.
[3]	Collier Creek Holdings merged with UTZ Brands, Inc. on August 31, 2020.
[4]	No longer an “Affiliated” company due to merger with Grid Dynamics Holdings Inc. on March 6, 2020.

11. COVID-19 RISK

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and general uncertainty on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Baron Funds	September 30, 2020

FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2020	82.28	(0.72)[1]	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22		1.31		(0.82)	2,498.6	9.28

2019	81.43	(0.56)[1]	6.17	5.61	0.00	(4.76)	(4.76)	82.28	7.82		1.30		(0.73)	2,242.0	11.83

2018	70.87	(0.59)[1]	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11		1.30		(0.79)	2,259.7	9.87

2017	60.67	(0.48)[1]	13.48	13.00	0.00	(2.80)	(2.80)	70.87	22.41		1.31		(0.75)	1,979.1	10.35

2016	60.88	(0.25)[1]	6.63	6.38	0.00	(6.59)	(6.59)	60.67	11.14		1.31		(0.43)	1,802.6	12.54

2015	63.75	(0.41)[1]	1.71	1.30	0.00	(4.17)	(4.17)	60.88	1.81		1.31		(0.62)	1,804.3	13.53

2014	61.37	(0.44)[1]	8.42	7.98	0.00	(5.60)	(5.60)	63.75	13.59		1.31		(0.70)	2,000.5	11.26

2013	52.03	(0.34)[1]	13.44	13.10	0.00	(3.76)	(3.76)	61.37	27.17		1.32		(0.62)	2,024.2	12.04

2012	49.00	(0.14)[1]	10.94	10.80	0.00	(7.77)	(7.77)	52.03	24.65		1.33		(0.28)	1,845.6	13.11

2011	49.27	(0.23)[1]	0.73	0.50	0.00	(0.77)	(0.77)	49.00	0.85		1.33		(0.41)	1,924.9	23.89

INSTITUTIONAL SHARES

Year Ended September 30,

2020	85.67	(0.52)[1]	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53		1.05		(0.57)	2,505.4	9.28

2019	84.36	(0.38)[1]	6.45	6.07	0.00	(4.76)	(4.76)	85.67	8.11		1.05		(0.48)	1,979.7	11.83

2018	73.07	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43		1.04		(0.53)	1,315.7	9.87

2017	62.30	(0.33)[1]	13.90	13.57	0.00	(2.80)	(2.80)	73.07	22.76		1.04		(0.50)	1,021.0	10.35

2016	62.19	(0.10)[1]	6.80	6.70	0.00	(6.59)	(6.59)	62.30	11.44		1.04		(0.17)	723.3	12.54

2015	64.87	(0.24)[1]	1.73	1.49	0.00	(4.17)	(4.17)	62.19	2.09		1.04		(0.36)	719.1	13.53

2014	62.20	(0.28)[1]	8.55	8.27	0.00	(5.60)	(5.60)	64.87	13.90		1.04		(0.43)	689.8	11.26

2013	52.55	(0.21)[1]	13.62	13.41	0.00	(3.76)	(3.76)	62.20	27.51		1.05		(0.38)	506.1	12.04

2012	49.30	0.01 [1]	11.01	11.02	0.00	(7.77)	(7.77)	52.55	24.99		1.06		0.02	386.7	13.11

2011	49.43	(0.10)[1]	0.74	0.64	0.00	(0.77)	(0.77)	49.30	1.14		1.06		(0.18)	288.9	23.89

R6 SHARES

Year Ended September 30,

2020	85.65	(0.52)[1]	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55		1.05		(0.57)	147.3	9.28

2019	84.35	(0.38)[1]	6.44	6.06	0.00	(4.76)	(4.76)	85.65	8.09		1.05		(0.47)	109.0	11.83

2018	73.06	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43		1.04		(0.54)	73.5	9.87

2017	62.30	(0.34)[1]	13.90	13.56	0.00	(2.80)	(2.80)	73.06	22.74		1.04		(0.51)	22.5	10.35

2016[4]	53.85	(0.21)[1]	8.68	8.47	0.00	(0.02)	(0.02)	62.30	15.73	[2]	1.04	[3]	(0.52)[3]	7.8	12.54

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

46	See Notes to Financial Statements.

September 30, 2020	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2020	78.95	(0.35)[1]	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08		1.30	[2]	(0.44)	2,535.3	1.63

2019	80.68	(0.16)[1]	3.56	3.40	0.00	(5.13)	(5.13)	78.95	5.09		1.29	[2]	(0.21)	2,507.0	1.93

2018	71.77	(0.17)[1]	16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55		1.29	[2]	(0.24)	2,747.8	2.92

2017	67.13	(0.16)[1]	12.44	12.28	0.00	(7.64)	(7.64)	71.77	20.47		1.30	[2]	(0.25)	2,666.6	3.32

2016	68.25	0.08 [1]	4.83	4.91	0.00	(6.03)	(6.03)	67.13	7.60		1.30	[2]	0.12	2,917.2	4.68

2015	70.46	(0.27)[1]	1.28	1.01	0.00	(3.22)	(3.22)	68.25	1.27		1.29	[2]	(0.37)	3,511.2	6.95

2014	68.67	0.06 [1]	3.45	3.51	(0.03)	(1.69)	(1.72)	70.46	5.11		1.29	[2]	0.08	4,076.1	13.15

2013	58.19	(0.12)[1]	16.37	16.25	(0.18)	(5.59)	(5.77)	68.67	30.76		1.30		(0.20)	4,644.2	9.63

2012	46.18	0.20 [1]	12.64	12.84	0.00	(0.83)	(0.83)	58.19	28.12		1.32		0.38	4,073.5	13.70

2011	44.37	(0.29)[1]	2.10	1.81	0.00	0.00	0.00	46.18	4.08		1.32		(0.56)	4,110.8	13.51

INSTITUTIONAL SHARES

Year Ended September 30,

2020	81.69	(0.16)[1]	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38		1.04	[2]	(0.20)	4,608.4	1.63

2019	83.09	0.03 [1]	3.70	3.73	0.00	(5.13)	(5.13)	81.69	5.36		1.04	[2]	0.03	4,150.9	1.93

2018	73.52	0.01 [1]	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86		1.03	[2]	0.01	4,134.2	2.92

2017	68.42	0.00 [1,5]	12.74	12.74	0.00	(7.64)	(7.64)	73.52	20.79		1.04	[2]	0.00 [6]	3,433.5	3.32

2016	69.28	0.24 [1]	4.93	5.17	0.00	(6.03)	(6.03)	68.42	7.88		1.05	[2]	0.37	3,043.3	4.68

2015	71.33	(0.09)[1]	1.28	1.19	(0.02)	(3.22)	(3.24)	69.28	1.51		1.04	[2]	(0.12)	3,440.4	6.95

2014	69.32	0.20 [1]	3.53	3.73	(0.03)	(1.69)	(1.72)	71.33	5.39		1.04	[2]	0.28	3,694.5	13.15

2013	58.70	0.02 [1]	16.52	16.54	(0.33)	(5.59)	(5.92)	69.32	31.10		1.05		0.04	2,976.7	9.63

2012	46.46	0.45 [1]	12.62	13.07	0.00	(0.83)	(0.83)	58.70	28.45		1.06		0.83	1,747.3	13.70

2011	44.52	(0.17)[1]	2.11	1.94	0.00	0.00	0.00	46.46	4.36		1.06		(0.33)	1,261.8	13.51

R6 SHARES

Year Ended September 30,

2020	81.70	(0.17)[1]	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38		1.04	[2]	(0.20)	167.8	1.63

2019	83.10	0.00 [1,5]	3.73	3.73	0.00	(5.13)	(5.13)	81.70	5.36		1.04	[2]	0.00 [6]	131.6	1.93

2018	73.52	(0.00)[1,5]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88		1.04	[2]	(0.00)[6]	107.4	2.92

2017	68.42	(0.11)[1]	12.85	12.74	0.00	(7.64)	(7.64)	73.52	20.79		1.05	[2]	(0.15)	12.5	3.32

2016[7]	60.02	(0.15)[1]	8.55	8.40	0.00	0.00	0.00	68.42	14.00	[3]	1.05	[2,4]	(0.33)[4]	2.3	4.68

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.
[7]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	47

Baron Funds	September 30, 2020

FINANCIAL HIGHLIGHTS (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on Investment ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2020	29.44	(0.29)[1]	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60	1.31		(0.98)	1,511.3	16.93

2019	33.68	(0.27)[1]	(1.36)	(1.63)	0.00	(2.61)	(2.61)	29.44	(4.17)	1.31		(0.95)	1,451.9	13.44

2018	30.64	(0.32)[1]	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1.30		(1.05)	1,831.3	14.19

2017	30.59	(0.04)[1]	5.77	5.73	0.00	(5.68)	(5.68)	30.64	22.45	1.31	[5]	(0.15)	1,730.3	28.95

2016	30.34	(0.18)[1]	3.84	3.66	0.00	(3.41)	(3.41)	30.59	12.89	1.32	[5]	(0.64)	1,826.3	10.25

2015	33.68	(0.21)[1]	(1.10)	(1.31)	0.00	(2.03)	(2.03)	30.34	(4.32)	1.30		(0.61)	2,601.4	14.66

2014	32.83	(0.01)[1]	2.14	2.13	0.00	(1.28)	(1.28)	33.68	6.52	1.30		(0.04)	3,192.8	16.41

2013	26.14	(0.12)[1]	7.61	7.49	0.00	(0.80)	(0.80)	32.83	29.51	1.31		(0.42)	3,626.1	20.35

2012	20.84	(0.19)[1]	5.96	5.77	0.00	(0.47)	(0.47)	26.14	28.09	1.31		(0.76)	3,081.8	28.02

2011	20.90	(0.15)[1]	0.09 [2]	(0.06)	0.00	0.00	0.00	20.84	(0.29)	1.31		(0.63)	2,842.0	32.81

INSTITUTIONAL SHARES

Year Ended September 30,

2020	30.74	(0.23)[1]	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96	1.05		(0.74)	2,724.6	16.93

2019	34.95	(0.21)[1]	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.74	(3.91)	1.05		(0.69)	2,267.3	13.44

2018	31.58	(0.25)[1]	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	1.04		(0.79)	2,696.7	14.19

2017	31.29	0.02 [1]	5.95	5.97	0.00	(5.68)	(5.68)	31.58	22.76	1.05	[5]	0.06	2,404.6	28.95

2016	30.88	(0.12)[1]	3.94	3.82	0.00	(3.41)	(3.41)	31.29	13.21	1.06	[5]	(0.41)	1,680.7	10.25

2015	34.16	(0.13)[1]	(1.12)	(1.25)	0.00	(2.03)	(2.03)	30.88	(4.08)	1.04		(0.37)	1,923.2	14.66

2014	33.20	0.06 [1]	2.18	2.24	0.00	(1.28)	(1.28)	34.16	6.79	1.04		0.18	2,057.4	16.41

2013	26.36	(0.05)[1]	7.69	7.64	0.00	(0.80)	(0.80)	33.20	29.85	1.05		(0.16)	1,775.7	20.35

2012	20.96	(0.13)[1]	6.00	5.87	0.00	(0.47)	(0.47)	26.36	28.41	1.05		(0.53)	1,111.0	28.02

2011	20.97	(0.10)[1]	0.09 [2]	(0.01)	0.00	0.00	0.00	20.96	(0.05)	1.06		(0.42)	518.6	32.81

R6 SHARES

Year Ended September 30,

2020	30.73	(0.23)[1]	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97	1.05		(0.74)	218.5	16.93

2019	34.94	(0.21)[1]	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.73	(3.91)	1.05		(0.70)	161.9	13.44

2018	31.57	(0.26)[1]	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	1.05		(0.82)	155.2	14.19

2017	31.29	(0.08)[1]	6.04	5.96	0.00	(5.68)	(5.68)	31.57	22.72	1.06	[5]	(0.28)	101.8	28.95

2016[6]	26.06	(0.17)[1]	5.40	5.23	0.00	0.00	0.00	31.29	20.07 [3]	1.06	[4,5]	(0.85)[4]	3.7	10.25

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	Not Annualized.
[4]	Annualized.
[5]	Interest expense rounds to less than 0.01%.
[6]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

48	See Notes to Financial Statements.

September 30, 2020	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2020	21.53	(0.30)[1]	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25		1.34	[3]	(1.14)	644.9	42.52

2019	22.02	(0.22)[1]	0.66	0.44	0.00	(0.93)	(0.93)	21.53	2.51		1.34	[3]	(1.07)	302.6	37.10

2018	18.53	(0.22)[1]	6.36	6.14	0.00	(2.65)	(2.65)	22.02	37.41		1.37	[3]	(1.13)	363.6	23.97

2017	16.87	(0.20)[1]	3.75	3.55	0.00	(1.89)	(1.89)	18.53	24.32		1.41	[3]	(1.18)	201.4	32.62

2016	17.12	(0.13)[1]	1.70	1.57	0.00	(1.82)	(1.82)	16.87	9.19		1.41	[3]	(0.83)	207.0	32.38

2015	18.61	(0.21)[1]	(0.25)	(0.46)	0.00	(1.03)	(1.03)	17.12	(2.70)		1.38	[3]	(1.10)	232.2	41.87

2014	19.26	(0.24)[1]	0.79	0.55	0.00	(1.20)	(1.20)	18.61	2.87	[2]	1.35		(1.24)	331.2	63.40

2013	15.61	(0.17)[1]	4.06	3.89	0.00	(0.24)	(0.24)	19.26	25.39		1.37		(1.02)	359.9	70.44

2012	12.83	(0.17)[1]	2.95	2.78	0.00	0.00	0.00	15.61	21.67		1.39		(1.16)	332.4	88.56

2011	12.76	(0.16)[1]	0.23	0.07	0.00	0.00	0.00	12.83	0.55		1.41		(1.11)	240.4	65.43

INSTITUTIONAL SHARES

Year Ended September 30,

2020	22.42	(0.25)[1]	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82		1.08	[3]	(0.88)	409.5	42.52

2019	22.83	(0.18)[1]	0.70	0.52	0.00	(0.93)	(0.93)	22.42	2.78		1.09	[3]	(0.82)	94.4	37.10

2018	19.08	(0.18)[1]	6.58	6.40	0.00	(2.65)	(2.65)	22.83	37.73		1.11	[3]	(0.88)	96.4	23.97

2017	17.27	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	19.08	24.65		1.14	[3]	(0.92)	51.7	32.62

2016	17.45	(0.08)[1]	1.72	1.64	0.00	(1.82)	(1.82)	17.27	9.44		1.13	[3]	(0.46)	43.3	32.38

2015	18.89	(0.16)[1]	(0.25)	(0.41)	0.00	(1.03)	(1.03)	17.45	(2.38)		1.10	[3]	(0.84)	91.7	41.87

2014	19.49	(0.19)[1]	0.79	0.60	0.00	(1.20)	(1.20)	18.89	3.10	[2]	1.08		(0.97)	109.4	63.40

2013	15.75	(0.13)[1]	4.11	3.98	0.00	(0.24)	(0.24)	19.49	25.74		1.11		(0.79)	101.3	70.44

2012	12.91	(0.13)[1]	2.97	2.84	0.00	0.00	0.00	15.75	22.00		1.13		(0.90)	62.5	88.56

2011	12.80	(0.12)[1]	0.23	0.11	0.00	0.00	0.00	12.91	0.86		1.14		(0.84)	35.5	65.43

R6 SHARES

Year Ended September 30,

2020	22.45	(0.24)[1]	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71		1.08	[3]	(0.87)	25.7	42.52

2019	22.86	(0.18)[1]	0.70	0.52	0.00	(0.93)	(0.93)	22.45	2.78		1.08	[3]	(0.81)	14.5	37.10

2018	19.09	(0.17)[1]	6.59	6.42	0.00	(2.65)	(2.65)	22.86	37.83		1.09	[3]	(0.82)	14.0	23.97

2017	17.28	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	19.09	24.64		1.12	[3]	(0.89)	1.0	32.62

2016[6]	16.88	(0.02)[1]	0.42	0.40	0.00	0.00	0.00	17.28	2.37	[4]	1.12	[3,5]	(1.25)[5]	0.5	32.38

[1]	Based on average shares outstanding.
[2]

The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	49

Baron Funds	September 30, 2020

FINANCIAL HIGHLIGHTS (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) ($)		Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2020	32.10	(0.26)[1]	15.77		15.51	0.00	(0.99)	(0.99)	46.62	49.56	[2]	1.05		(0.05)	1.00		(0.70)	176.9	11.57

2019	31.02	0.07 [1]	1.01		1.08	0.00	0.00	0.00	32.10	3.48	[2]	1.06		(0.06)	1.00		0.23	115.5	21.24

2018	24.04	(0.17)[1]	7.15		6.98	0.00	0.00	0.00	31.02	29.03	[2]	1.09		(0.08)	1.01		(0.61)	132.2	8.81

2017	19.35	(0.11)[1]	4.80		4.69	0.00	0.00	0.00	24.04	24.24	[2]	1.12	[3]	(0.02)	1.10		(0.50)	87.5	13.94

2016	16.91	(0.08)[1]	2.52		2.44	0.00	0.00	0.00	19.35	14.43	[2]	1.26		(0.04)	1.22		(0.43)	73.5	19.30

2015	16.83	(0.09)[1]	0.17	[6]	0.08	0.00	0.00	0.00	16.91	0.48	[2]	1.32		(0.02)	1.30		(0.49)	71.5	14.54

2014	14.42	(0.05)[1]	2.46		2.41	0.00	0.00	0.00	16.83	16.71	[2]	1.37		(0.07)	1.30		(0.29)	53.2	16.84

2013	11.83	0.02 [1]	2.57		2.59	0.00	0.00	0.00	14.42	21.89	[2]	1.47		(0.17)	1.30		0.14	47.8	22.91

2012	8.98	(0.03)[1]	2.88		2.85	0.00	0.00	0.00	11.83	31.74	[2]	1.55		(0.25)	1.30		(0.30)	34.8	79.07

2011	9.21	(0.06)[1]	(0.17)		(0.23)	0.00	0.00	0.00	8.98	(2.50)[2]		1.59		(0.29)	1.30		(0.55)	23.4	75.36

INSTITUTIONAL SHARES

Year Ended September 30,

2020	32.80	(0.17)[1]	16.15		15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[2]	0.78		(0.03)	0.75		(0.45)	350.5	11.57

2019	31.62	0.17 [1]	1.01		1.18	0.00	0.00	0.00	32.80	3.73	[2]	0.80		(0.05)	0.75		0.56	170.4	21.24

2018	24.44	(0.10)[1]	7.28		7.18	0.00	0.00	0.00	31.62	29.38	[2]	0.82		(0.06)	0.76		(0.36)	152.2	8.81

2017	19.62	(0.05)[1]	4.87		4.82	0.00	0.00	0.00	24.44	24.57		0.84	[3]	0.00	0.84		(0.24)	89.5	13.94

2016	17.10	(0.03)[1]	2.55		2.52	0.00	0.00	0.00	19.62	14.74	[2]	0.98		(0.01)	0.97		(0.19)	81.9	19.30

2015	17.00	(0.04)[1]	0.16	[6]	0.12	(0.02)	0.00	(0.02)	17.10	0.72		1.04		0.00	1.04		(0.23)	74.7	14.54

2014	14.53	(0.01)[1]	2.48		2.47	0.00	0.00	0.00	17.00	17.00	[2]	1.08		(0.03)	1.05		(0.08)	56.0	16.84

2013	11.89	0.05 [1]	2.59		2.64	0.00	0.00	0.00	14.53	22.20	[2]	1.18		(0.13)	1.05		0.36	33.8	22.91

2012	9.00	(0.01)[1]	2.90		2.89	0.00	0.00	0.00	11.89	32.11	[2]	1.26		(0.21)	1.05		(0.05)	18.9	79.07

2011	9.21	(0.03)[1]	(0.18)		(0.21)	0.00	0.00	0.00	9.00	(2.28)[2]		1.31		(0.26)	1.05		(0.30)	10.2	75.36

R6 SHARES

Year Ended September 30,

2020	32.81	(0.17)[1]	16.15		15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[2]	0.78		(0.03)	0.75		(0.45)	33.1	11.57

2019	31.63	0.17 [1]	1.01		1.18	0.00	0.00	0.00	32.81	3.73	[2]	0.79		(0.04)	0.75		0.54	22.5	21.24

2018	24.45	(0.11)[1]	7.29		7.18	0.00	0.00	0.00	31.63	29.37	[2]	0.80		(0.05)	0.75		(0.37)	21.4	8.81

2017	19.63	(0.06)[1]	4.88		4.82	0.00	0.00	0.00	24.45	24.55		0.84	[3]	0.00	0.84		(0.27)	4.7	13.94

2016[7]	17.03	(0.05)[1]	2.65		2.60	0.00	0.00	0.00	19.63	15.27	[2,4]	0.85	[5]	(0.01)[5]	0.84	[5]	(0.37)[5]	1.4	19.30

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[7]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

50	See Notes to Financial Statements.

September 30, 2020	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2020	19.41	(0.24)[1]	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33		1.35		0.00	1.35		(1.09)	165.2	43.36

2019	23.77	(0.22)[1]	(2.64)	(2.86)	0.00	(1.50)	(1.50)	19.41	(11.93)[3]		1.36		(0.01)	1.35		(1.10)	122.7	55.94

2018	17.56	0.09 [1]	6.13	6.22	(0.01)	0.00	(0.01)	23.77	35.41	[3]	1.40	[8]	(0.05)	1.35		0.45	108.2	72.25

2017	13.40	(0.17)[1]	4.33	4.16	0.00	0.00	0.00	17.56	31.04	[3]	1.47		(0.12)	1.35		(1.11)	131.2	40.97

2016	11.13	0.16 [1]	2.38	2.54	0.00	(0.27)	(0.27)	13.40	23.24	[3]	1.88		(0.53)	1.35		1.38	18.6	90.74

2015	11.68	(0.13)[1]	(0.42)	(0.55)	0.00	0.00	0.00	11.13	(4.71)[3,4]		1.57		(0.22)	1.35		(0.97)	19.9	114.82

2014	10.00	(0.10)[1]	1.78 [2]	1.68	0.00	0.00	0.00	11.68	16.80	[3]	2.16		(0.81)	1.35		(0.85)	16.6	109.40

INSTITUTIONAL SHARES

Year Ended September 30,

2020	19.68	(0.19)[1]	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		1.08		0.00	1.08		(0.82)	759.2	43.36

2019	24.03	(0.18)[1]	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		1.10		0.00	1.10		(0.88)	409.4	55.94

2018	17.74	0.01 [1]	6.32	6.33	(0.04)	0.00	(0.04)	24.03	35.74	[3]	1.12	[8]	(0.02)	1.10		0.05	280.2	72.25

2017	13.50	(0.13)[1]	4.37	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.23		(0.13)	1.10		(0.85)	113.6	40.97

2016	11.19	0.12 [1]	2.46	2.58	0.00	(0.27)	(0.27)	13.50	23.47	[3]	1.49		(0.39)	1.10		1.06	22.8	90.74

2015	11.71	(0.10)[1]	(0.42)	(0.52)	0.00	0.00	0.00	11.19	(4.44)[3,4]		1.25		(0.15)	1.10		(0.72)	53.9	114.82

2014	10.00	(0.08)[1]	1.79 [2]	1.71	0.00	0.00	0.00	11.71	17.10	[3]	1.91		(0.81)	1.10		(0.64)	48.7	109.40

R6 SHARES

Year Ended September 30,

2020	19.68	(0.19)[1]	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		1.08		0.00	1.08		(0.83)	15.3	43.36

2019	24.03	(0.18)[1]	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		1.09		0.00	1.09		(0.88)	6.8	55.94

2018	17.74	0.03 [1]	6.30	6.33	(0.04)	0.00	(0.04)	24.03	35.75	[3]	1.10	[8]	(0.01)	1.09		0.15	5.6	72.25

2017	13.50	(0.12)[1]	4.36	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.22		(0.13)	1.09		(0.79)	3.2	40.97

2016[5]	12.89	(0.01)[1]	0.62	0.61	0.00	0.00	0.00	13.50	4.73	[3,6]	1.48	[7]	(0.39)[7]	1.09	[7]	(0.66)[7]	2.0	90.74

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]

The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[5]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.
[6]	Not Annualized.
[7]	Annualized.
[8]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	51

Baron Funds	September 30, 2020

FINANCIAL HIGHLIGHTS (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:							Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (%)		Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2020	11.77	(0.00)[1,2]		2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[3]	2.80		(1.85)	0.95		(0.01)		4.0	16.55

2019	10.74	0.03	[1]	1.03	1.06	(0.03)	0.00	(0.03)	11.77	9.97	[3]	6.22		(5.27)	0.95		0.25		1.9	13.23

Period Ended September 30,

2018[6]	10.00	0.01	[1]	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[3,4]	7.45	[5]	(6.50)[5]	0.95	[5]	0.19	[5]	0.6	5.85	[4]

INSTITUTIONAL SHARES

Year Ended September 30,

2020	11.82	0.03	[1]	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	2.40		(1.70)	0.70		0.22		8.0	16.55

2019	10.76	0.06	[1]	1.03	1.09	(0.03)	0.00	(0.03)	11.82	10.23	[3]	4.91		(4.21)	0.70		0.52		4.7	13.23

Period Ended September 30,

2018[6]	10.00	0.04	[1]	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[3,4]	5.71	[5]	(5.01)[5]	0.70	[5]	0.46	[5]	3.0	5.85	[4]

R6 SHARES

Year Ended September 30,

2020	11.82	0.03	[1]	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	,3	1.93		(1.23)	0.70		0.23		2.5	16.55

2019	10.75	0.06	[1]	1.04	1.10	(0.03)	0.00	(0.03)	11.82	10.34	[3]	4.65		(3.95)	0.70		0.53		0.5	13.23

Period Ended September 30,

2018[6]	10.00	0.04	[1]	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[3,4]	5.24	[5]	(4.54)[5]	0.70	[5]	0.46	[5]	0.4	5.85	[4]

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

52	See Notes to Financial Statements.

September 30, 2020	Baron Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Baron Investment Funds Trust and Shareholders of

Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (constituting the Baron Investment Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2020, the related statements of operations for the year ended September 30, 2020, the statements of changes in net assets for each of the two years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, brokers, transfer agents and portfolio companies; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

New York, New York

November 23, 2020

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

Baron Funds	September 30, 2020

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk — i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Fund’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Fund does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Fund would have invested more than 15% of its net assets in illiquid investments; and (5) if the Funds reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Funds will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Adviser to administer the LRMP (the “Program Administrator”). The Program Administrator has delegated its responsibilities to a Liquidity Risk Management Committee (the “LRM Committee”), comprised of a cross-functional group of key representatives from various departments of the Program Administrator, including Operations; Accounting; Legal and Compliance; Trading; and Portfolio and Risk Analytics. In addition, the Trust has contracted with a third party liquidity assessment vendor to support the classification of Fund investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in May 2020 (the “Annual Report”).

The Annual Report states that the Adviser, as the Program Administrator, acting primarily through the LRM Committee, has assessed the operation of the LRMP and believes that the LRMP is adequate and effective in its implementation. The Program Administrator and the LRM Committee initially determined that each Fund primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Fund needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Fund has breached its limit on illiquid investments.

September 30, 2020	Baron Funds

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended September 30, 2020 are listed below.

During the fiscal year ended September 30, 2020, the Funds’ distributions to shareholders included:

Fund	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]

Baron Asset Fund	$—	$77,500,344

Baron Growth Fund	—	255,000,961

Baron Small Cap Fund	—	356,000,771

Baron Opportunity Fund	—	29,500,835

Baron Fifth Avenue Growth Fund	239,510	9,350,984

Baron Discovery Fund	—	775,697

Baron Durable Advantage Fund	17,196	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to The Tax Cuts and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund, 0.00% and 100.00%, respectively, is qualified dividend income subject to a reduced tax rate and 0.00% and 100.00%, respectively, qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2020. The information necessary to complete your income tax return for the calendar year ending December 31, 2020 will be listed on the Form 1099-DIV, which will be mailed to you in January 2021.

SPECIAL MEETING OF SHAREHOLDERS

BARON INVESTMENT FUNDS TRUST

Held May 22, 2020

Election of Board of Trustees.

	For	Withhold Authority
Thomas J. Folliard	184,757,908.841	2,975,677.678
Abraham Nachmany	184,659,526.312	3,074,060.207
Raymond Noveck	183,513,300.080	4,220,286.439
Anita Rival Rosenberg	184,691,168.810	3,042,417.709
David A. Silverman	183,267,846.932	4,465,739.587
Marvelle Sullivan	184,724,410.387	3,009,176.132
Alex Yemenidjian	184,488,552.464	3,245,034.055

Baron Funds	September 30, 2020

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on April 1, 2020 and held for the six months ended September 30, 2020.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 20201

	Actual Total Return	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	38.64%	$1,000.00	$1,386.40		1.31%	$7.82
Baron Asset Fund — Institutional Shares	38.81%	$1,000.00	$1,388.10		1.05%	$6.27
Baron Asset Fund — R6 Shares	38.83%	$1,000.00	$1,388.30		1.05%	$6.27
Baron Growth Fund — Retail Shares	41.24%	$1,000.00	$1,412.40		1.30%	$7.84
Baron Growth Fund — Institutional Shares	41.41%	$1,000.00	$1,414.10		1.05%	$6.34
Baron Growth Fund — R6 Shares	41.40%	$1,000.00	$1,414.00		1.05%	$6.34
Baron Small Cap Fund — Retail Shares	55.82%	$1,000.00	$1,558.20		1.32%	$8.44
Baron Small Cap Fund — Institutional Shares	56.05%	$1,000.00	$1,560.50		1.06%	$6.79
Baron Small Cap Fund — R6 Shares	56.08%	$1,000.00	$1,560.80		1.06%	$6.79
Baron Opportunity Fund — Retail Shares	64.60%	$1,000.00	$1,646.00		1.33%	$8.80
Baron Opportunity Fund — Institutional Shares	64.83%	$1,000.00	$1,648.30		1.07%	$7.08
Baron Opportunity Fund — R6 Shares	64.74%	$1,000.00	$1,647.40		1.06%	$7.02
Baron Fifth Avenue Growth Fund — Retail Shares	53.86%	$1,000.00	$1,538.60	[3]	1.00%[4]	$6.35
Baron Fifth Avenue Growth Fund — Institutional Shares	54.05%	$1,000.00	$1,540.50	[3]	0.75%[4]	$4.76
Baron Fifth Avenue Growth Fund — R6 Shares	54.04%	$1,000.00	$1,540.40	[3]	0.75%[4]	$4.76
Baron Discovery Fund — Retail Shares	65.03%	$1,000.00	$1,650.30		1.34%	$8.88
Baron Discovery Fund — Institutional Shares	65.32%	$1,000.00	$1,653.20		1.08%	$7.16
Baron Discovery Fund — R6 Shares	65.32%	$1,000.00	$1,653.20		1.08%	$7.16
Baron Durable Advantage Fund — Retail Shares	32.92%	$1,000.00	$1,329.20	[3]	0.95%[4]	$5.53
Baron Durable Advantage Fund — Institutional Shares	33.02%	$1,000.00	$1,330.20	[3]	0.70%[4]	$4.08
Baron Durable Advantage Fund — R6 Shares	33.02%	$1,000.00	$1,330.20	[3]	0.70%[4]	$4.08

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

September 30, 2020	Baron Funds

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020

	Hypothetical Annualized Total Return	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.31%	$6.61
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.30%	$6.56
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.05%	$5.30
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.32%	$6.66
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.06%	$5.35
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.06%	$5.35
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.35		1.33%	$6.71
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.65		1.07%	$5.40
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.06%	$5.35
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,020.00	[3]	1.00%[4]	$5.05
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.25	[3]	0.75%[4]	$3.79
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.25	[3]	0.75%[4]	$3.79
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.30		1.34%	$6.76
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.60		1.08%	$5.45
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.60		1.08%	$5.45
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.25	[3]	0.95%[4]	$4.80
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.50	[3]	0.70%[4]	$3.54
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.50	[3]	0.70%[4]	$3.54

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Baron Funds	September 30, 2020

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR THE FUNDS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Investment Funds Trust (the “Trust”) met on May 4, 2020 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreements for the Funds. Representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board and attended the Board meeting. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•

The advisory fees, total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the net operating expenses paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by and discussed with representatives of Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of the expense ratio and contractual advisory fee with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of each Fund’s annualized total return and related risk metrics over one-, three-, five- and ten-year periods, where applicable, against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s advisory fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the small size of certain Funds and the significant fluctuation in assets in recent years including since the beginning of the year. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds.

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services provided as discussed at this meeting.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

September 30, 2020	Baron Funds

MANAGEMENT OF THE FUNDS (Unaudited)

Board of Trustees and Officers.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of the Trust until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Officer and Trustee is Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. All Trustees listed below, whether Interested or Independent, serve as Trustees for the Trust. Additional information about the Trustees and Officers of the Trust can be found in the Trust’s Statement of Additional Information (the “SAI”) which may be obtained without charge by writing or calling 1-800-99BARON. The SAI is also available on the Baron Funds® website, www.BaronFunds.com.

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Ronald Baron(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 77	Chief Executive Officer, Trustee and Portfolio Manager	33 years	Director, Chairman and CEO: the Firm* (1982-Present); Trustee: Baron Investment Funds Trust (1987-Present); Trustee: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund, Ltd. (2003-Present).	17	None

Linda S. Martinson(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 65	Chairman, President, Chief Operating Officer and Trustee	33 years	Director: the Firm* (2003-Present); Secretary: the Firm* (1997-2008); President: the Firm* (2007-Present); Chief Operating Officer: the Firm (2006-Present); Chairman (2010-Present), President (2007-Present), Trustee (1987-Present): Baron Investment Funds Trust; Chairman (2010-Present), President (2007-Present), Trustee (2003-Present): Baron Select Funds; Director: Baron USA Partners Fund, Ltd. (2006-Present).	17	None
Independent Trustees

Thomas J. Folliard(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 55	Trustee	2 years	Non-Executive Chair of the Board: CarMax, Inc. (2016-Present); President and Chief Executive Officer: CarMax, Inc. (2006-2016); Trustee: Baron Investment Funds Trust (2017-Present), Baron Select Funds (2017-Present).	17	Director: PulteGroup, Inc. (2012-Present).

Abraham (Avi) Nachmany(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 68	Trustee	1 year	Independent mutual fund industry consultant (2016-Present); Director of Research E.V.P., Co-Founder Strategic Insight (1986-2015); Advisory Board Member: Baron Investment Funds Trust and Baron Select Funds (5/2019-5/2020); Trustee: Baron Investment Funds Trust, Baron Select Funds (5/2020-Present).	17	None

Raymond Noveck(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 77	Lead Trustee	32 years	Private Investor (1999-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	17	None

Anita Rosenberg(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 56	Trustee	5 years	Advisory Board Member: Impala Asset Management, LLC (2014-Present); Advisory Board Member: ValueAct Capital, LLC (2014-Present); Senior Advisor: Magnetar Capital (2011-2012); Trustee: Baron Investment Funds Trust, Baron Select Funds (2013-Present).	17	Director: Golub Capital BDC, Inc. (2011-Present).

David A. Silverman, MD(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 70	Trustee	33 years	Physician and Faculty: New York University School of Medicine (1976-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	17	None

Baron Funds	September 30, 2020

MANAGEMENT OF THE FUNDS (Unaudited) (Continued)

Name, Address & Age	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (continued)

Marvelle Sullivan(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 41	Trustee	<1 year	Founder and CEO: Marvelle Co. LLC (2019-Present); Managing Director: J.P. Morgan (2017-2019); Global Head of M&A: Novartis (2009-2017); Advisory Board Member: Baron Investment Funds Trust and Baron Select Funds (2/2020-5/2020); Trustee: Baron Investment Funds Trust and Baron Select Funds (5/2020-Present).	17	None

Alex Yemenidjian(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 64	Trustee	14 years	Chairman and CEO: Tropicana Las Vegas (gaming) (2009-2015); Chairman and CEO: Armenco Holdings, LLC (investment company) (2005-Present); Managing Partner: Armenco Capital LLC (investment company) (2013-Present); Chief Executive Officer: Oshidori International Holdings, Ltd. (2019-Present); Trustee: Baron Investment Funds Trust (2006-Present), Baron Select Funds (2006-Present).	17	Director: Guess?, Inc. (2005-Present); Director: GreenThumb Industries Inc. (2019-Present).
Additional Officers of the Funds

Louis Beasley 767 Fifth Avenue New York, NY 10153 Age: 49	Vice President and Chief Compliance Officer	5 years	Chief Compliance Officer: Baron Capital Group, Inc., BAMCO, Inc., Baron Capital Management Inc., Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund, Ltd (2014-Present); Vice President: the Firm* (2014-Present); Principal and Director of Investment Management Compliance and Risk Management: Bessemer Trust (2006-2014).	N/A	N/A

Clifford Greenberg 767 Fifth Avenue New York, NY 10153 Age: 61	Senior Vice President and Chief Investment Officer	23 years	Director, Senior Vice President and Co-CIO: the Firm*; Senior Vice President: Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Small Cap Fund.	N/A	N/A

Patrick M. Patalino 767 Fifth Avenue New York, NY 10153 Age: 52	Vice President, General Counsel and Secretary	13 years	Vice President, General Counsel and Secretary: the Firm*, Baron Investment Funds Trust, Baron Select Funds; General Counsel: Baron USA Partners Fund, Ltd.	N/A	N/A

Andrew Peck 767 Fifth Avenue New York, NY 10153 Age: 51	Senior Vice President and Chief Investment Officer	17 years	Senior Vice President and Co-CIO: the Firm*, Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Asset Fund.	N/A	N/A

Peggy C. Wong 767 Fifth Avenue New York, NY 10153 Age: 59	Treasurer and Chief Financial Officer	33 years	Chief Financial Officer and Treasurer: the Firm*, Baron Investment Funds Trust, Baron Select Funds.	N/A	N/A

*	The “Firm” means BCG along with its subsidiaries BCI, Baron Capital Management, Inc. and BAMCO.
(1)	Trustees deemed to be “Interested Trustees” by reason of their employment with the Adviser and BCI.
(2)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.
(3)	Members of the Audit Committee.
(4)	Members of the Nominating Committee.
(5)	Members of the Independent Trustees Committee.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, www.BaronFunds.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

SEPTEMBER 20

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@Baronfunds.com or call 1-800-99BARON (1-800-992-2766).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its Audit Committee, Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard. Mr. Noveck, Mr. Yemenidjian, and Mr. Folliard are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended September 30, 2020 and September 30, 2019:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2020	2019
Baron Investment Funds Trust	$333,960	$312,060

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2020	2019
Baron Investment Funds Trust	$0	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2020	2019
Baron Investment Funds Trust	$103,973	$109,973

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2020	2019
Baron Investment Funds Trust	$0	$0

e)

Audit Committee Pre-Approval Policies and Procedures: (i) Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors; (ii) 100% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

2020: $33,000

2019: $30,500

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a) (2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: December 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: December 2, 2020

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: December 2, 2020